-------------------------------------------------------------------------------
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

                   REGISTRATION STATEMENT (NO. 2-52698) UNDER
                           THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 61

                                      AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                                AMENDMENT NO. 63


                         VANGUARD MONEY MARKET RESERVES
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

              IT IS PROPOSED THAT THIS AMENDMENT BECOME EFFECTIVE:
  ON DECEMBER 18, 2002, PURSUANT TO RULE 485(B) OF THE SECURITIES ACT OF 1933.



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Vanguard Money Market Funds
Investor Shares--December 18, 2002

Vanguard Prime Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Treasury Money Market Fund
Vanguard Admiral(TM) Treasury Money Market Fund

This prospectus
contains financial data
for the Funds through
the fiscal period
ended August 31, 2002.

MONEY MARKET
PROSPECTUS

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VANGUARD MONEY MARKET FUNDS
Prospectus
December 18, 2002

--------------------------------------------------------------------------------
CONTENTS
  1 FUND PROFILES
   1 Vanguard Prime Money Market Fund
   4 Vanguard Federal Money
     Market Fund
   7 Vanguard Treasury Money
     Market Fund
  10 Vanguard Admiral Treasury Money
     Market Fund
  13 MORE ON THE FUNDS
  17 THE FUNDS AND VANGUARD
  17 INVESTMENT ADVISER
  18 DIVIDENDS AND TAXES
  19 SHARE PRICE
  19 FINANCIAL HIGHLIGHTS
 23 INVESTING WITH VANGUARD
   23 Buying Shares
   24 Converting Shares
   24 Redeeming Shares
   26 Exchanging Shares
   27 Other Rules You Should Know
   29 Fund and Account Updates
   30 Contacting Vanguard

 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk(R) explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment  for you.  We  suggest  that  you keep  this  prospectus  for  future reference.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SHARE CLASS OVERVIEW

 This prospectus offers Investor Shares for all the Funds. A separate prospectus offers the Prime Money Market Fund's Institutional Shares, which are for investors who do not require special employee benefit plan services and who are willing to invest a minimum of $10 million.

 The Prime Money Market Fund's separate share classes have different expenses; as a result, their investment performances will differ.
-------------------------------------------------------------------------------

1

FUND PROFILE--VANGUARD(R) PRIME MONEY MARKET FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES
The Fund invests in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to those in the two highest credit-quality categories. The Fund will maintain a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment; however, the Fund's performance could be hurt by:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for money market funds, so investors should expect the Fund's monthly income to fluctuate.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.
- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk should be very low for the Fund because it invests only in high-quality securities.

 AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                           2
PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and an average money market fund. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
              ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
                        1992--3.74%
                        1993--3.01%
                        1994--4.08%
                        1995--5.82%
                        1996--5.29%
                        1997--5.44%
                        1998--5.38%
                        1999--5.01%
                        2000--6.29%
                        2001--4.17%
      ----------------------------------------------------
      The year-to-date return as of the most recent calendar quarter, which ended September 30, 2002, was 1.30%.
      ----------------------------------------------------

 During the periods shown in the bar chart, the highest return for a calendar quarter was 1.61% (quarter ended September 30, 2000), and the lowest return for a quarter was 0.39% (quarter ended September 30, 2002).

      ---------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      ---------------------------------------------------------------------
                                            1 YEAR    5 YEARS      10 YEARS
      ---------------------------------------------------------------------
      Vanguard Prime Money Market Fund
       Investor Shares                      4.17%     5.25%        4.82%
      Salomon Smith Barney 3-Month
      Treasury Bill Index                   4.09      5.02         4.69
      Average Money Market Fund*            3.44      4.67         4.30
      ---------------------------------------------------------------------
      *Derived from data provided by Lipper Inc.
      ---------------------------------------------------------------------

 If you would like to know the current annualized 7-day yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

3

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2002.


    SHAREHOLDER FEES (fees paid directly from your investment)
    Sales Charge (Load) Imposed on Purchases:                       None
    Purchase Fee:                                                   None
    Sales Charge (Load) Imposed on Reinvested Dividends:            None
    Redemption Fee:                                                 None*

    ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
    Management Expenses:                                           0.31%
    12b-1 Distribution Fee:                                         None
    Other Expenses:                                                0.02%
     TOTAL ANNUAL FUND OPERATING EXPENSES:                         0.33%

    *A $5 fee applies to wire redemptions under $5,000.

 The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $34          $106       $185         $418
--------------------------------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS                                   MINIMUM INITIAL INVESTMENT
Declared daily and distributed on the       $3,000; $1,000 for IRAs and most
first business day of each month            custodial
                                            accounts for minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,      NEWSPAPER ABBREVIATION
since 1981                                  VangPr

INCEPTION DATE                              VANGUARD FUND NUMBER
June 4, 1975                                30

NET ASSETS (ALL SHARE CLASSES) AS OF        CUSIP NUMBER
AUGUST 31, 2002                             922906201
$53.7 billion
                                            TICKER SYMBOL
SUITABLE FOR IRAS                           VMMXX
Yes
--------------------------------------------------------------------------------

                                                                               4
FUND PROFILE--
VANGUARD(R) FEDERAL MONEY MARKET FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES
The Fund invests primarily in high-quality, short-term money market instruments. At least 80% of the Fund's assets are invested in securities issued by the U.S. government and its agencies. Although they are high-quality, most of the securities held by the Fund are not backed by the full faith and credit of the U.S. government. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). The Fund will maintain a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment; however, the Fund's performance could be hurt by:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for money market funds, so investors should expect the Fund's monthly income to fluctuate.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.

 AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

5

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and an average money market fund. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ------------------------------------------------------
                ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ------------------------------------------------------
                        1992--3.68%
                        1993--2.98%
                        1994--4.03%
                        1995--5.77%
                        1996--5.24%
                        1997--5.38%
                        1998--5.31%
                        1999--4.94%
                        2000--6.19%
                        2001--4.22%
      ------------------------------------------------------
      The year-to-date return as of the most recent calendar quarter, which ended September 30, 2002, was 1.29%.
      ------------------------------------------------------

 During the periods shown in the bar chart, the highest return for a calendar quarter was 1.59% (quarter ended December 31, 2000), and the lowest return for a quarter was 0.40% (quarter ended September 30, 2002).

      ----------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      ----------------------------------------------------------------------
                                               1 YEAR   5 YEARS     10 YEARS
      ----------------------------------------------------------------------
      Vanguard Federal Money Market Fund       4.22%     5.20%      4.77%
      Salomon Smith Barney 3-Month
      Treasury Bill Index                      4.09      5.02       4.69
      Average Government Money Market Fund*    3.50      4.69       4.28
      ----------------------------------------------------------------------
      *Derived from data provided by Lipper Inc.
      ----------------------------------------------------------------------

 If you would like to know the current annualized 7-day yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

                                                                               6
FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2002.


    SHAREHOLDER FEES (fees paid directly from your investment)
    Sales Charge (Load) Imposed on Purchases:                       None
    Purchase Fee:                                                   None
    Sales Charge (Load) Imposed on Reinvested Dividends:            None
    Redemption Fee:                                                 None  *

    ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
    Management Expenses:                                           0.31%
    12b-1 Distribution Fee:                                         None
    Other Expenses:                                                0.02%
     TOTAL ANNUAL FUND OPERATING EXPENSES:                         0.33%

    *A $5 fee applies to wire redemptions under $5,000.


 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $34         $106       $185          $418
--------------------------------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS                                   MINIMUM INITIAL INVESTMENT
Declared daily and distributed on the       $3,000; $1,000 for IRAs and most
first business day of each month            custodial
                                            accounts for minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,      NEWSPAPER ABBREVIATION
since inception                             VangFdl

INCEPTION DATE                              VANGUARD FUND NUMBER
July 13, 1981                               33

NET ASSETS AS OF AUGUST 31, 2002            CUSIP NUMBER
$6.8 billion                                922906300

SUITABLE FOR IRAS                           TICKER SYMBOL
Yes                                         VMFXX
--------------------------------------------------------------------------------

7

FUND PROFILE--
VANGUARD(R) TREASURY MONEY MARKET FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES
The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's assets will always be invested in U.S. Treasury securities; the remainder of the assets may be invested in securities issued by U.S. government agencies. The Fund will maintain a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment; however, the Fund's performance could be hurt by:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for money market funds, so investors should expect the Fund's monthly income to fluctuate.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.

 AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                               8
PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and average money market funds. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
              ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
                        1992--3.53%
                        1993--2.86%
                        1994--3.81%
                        1995--5.49%
                        1996--5.09%
                        1997--5.12%
                        1998--5.00%
                        1999--4.55%
                        2000--5.80%
                        2001--3.99%
      ----------------------------------------------------
      The year-to-date return as of the most recent calendar quarter, which ended September 30, 2002, was 1.18%.
      ----------------------------------------------------

 During the periods shown in the bar chart, the highest return for a calendar quarter was 1.51% (quarter ended December 31, 2000), and the lowest return for a quarter was 0.37% (quarter ended September 30, 2002).

      -------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      -------------------------------------------------------------------
                                              1 YEAR  5 YEARS    10 YEARS
      -------------------------------------------------------------------
      Vanguard Treasury Money Market Fund      3.99%   4.89%      4.52%
      Salomon Smith Barney 3-Month
      Treasury Bill Index                      4.09    5.02       4.69
      iMoneyNet Money Fund Report's Average
      100% Treasury Fund                       3.56    4.52       4.20
      Average U.S. Treasury Money              3.36    4.51       4.20
      Market Fund*
      -------------------------------------------------------------------
      *Derived from data provided by Lipper Inc.
      -------------------------------------------------------------------

 If you would like to know the current annualized 7-day yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

9

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2002.


    SHAREHOLDER FEES (fees paid directly from your investment)
    Sales Charge (Load) Imposed on Purchases:                       None
    Purchase Fee:                                                   None
    Sales Charge (Load) Imposed on Reinvested Dividends:            None
    Redemption Fee:                                                 None  *

    ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
    Management Expenses:                                           0.31%
    12b-1 Distribution Fee:                                         None
    Other Expenses:                                                0.02%
     TOTAL ANNUAL FUND OPERATING EXPENSES:                         0.33%

    *A $5 fee applies to wire redemptions under $5,000.

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $34         $106       $185          $418
--------------------------------------------------


 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS                                   MINIMUM INITIAL INVESTMENT
Declared daily and distributed on the       $3,000; $1,000 for IRAs and most
first business day of each month            custodial
                                            accounts for minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,      NEWSPAPER ABBREVIATION
since inception                             VangTrsy

INCEPTION DATE                              VANGUARD FUND NUMBER
March 9, 1983                               50

NET ASSETS AS OF AUGUST 31, 2002            CUSIP NUMBER
$4.8 billion                                921948105

SUITABLE FOR IRAS                           TICKER SYMBOL
Yes                                         VMPXX
--------------------------------------------------------------------------------

                                                                              10
FUND PROFILE--VANGUARD(R) ADMIRALTM  TREASURY MONEY MARKET FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income and preserve investors' principal, while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES
The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's assets will always be invested in U.S. Treasury securities; the remainder of the assets may be invested in securities issued by U.S. government agencies. The Fund will maintain a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment; however, the Fund's performance could be hurt by:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for money market funds, so investors should expect the Fund's monthly income to fluctuate.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.

 AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

11

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and average money market funds. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                      ANNUAL TOTAL RETURNS
      ----------------------------------------------------
                        1993--2.99%
                        1994--3.99%
                        1995--5.66%
                        1996--5.26%
                        1997--5.29%
                        1998--5.18%
                        1999--4.74%
                        2000--5.99%
                        2001--4.16%
      ----------------------------------------------------
      The year-to-date return as of the most recent calendar quarter, which ended September 30, 2002, was 1.31%.
      ----------------------------------------------------

 During the periods shown in the bar chart, the highest return for a calendar quarter was 1.56% (quarter ended December 31, 2000), and the lowest return for a quarter was 0.41% (quarter ended September 30, 2002).


      -------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      -------------------------------------------------------------------------
                                                                          SINCE
                                       1 YEAR       5 YEARS          INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Admiral Treasury
       Money
       Market Fund                   4.16%         5.07%            4.80%
      Salomon Smith Barney
       3-Month
       Treasury Bill Index           4.09          5.02             4.69
      iMoneyNet Money Fund
       Report's Average
       100% Treasury Fund            3.55          4.52             4.20
      Average U.S. Treasury
       Money                         3.36          4.51             4.20
       Market Fund**
      -------------------------------------------------------------------------
       *Since   Inception   returns  are  as  of  the  inception   date  of  the
       Fund--December 14, 1992.
      **Derived from data provided by Lipper Inc.
      -------------------------------------------------------------------------



 If you would like to know the current annualized 7-day yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

                                                                              12
FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2002.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Sales Charge (Load) Imposed on Purchases:                       None
    Purchase Fee:                                                   None
    Sales Charge (Load) Imposed on Reinvested Dividends:            None
    Redemption Fee:                                                 None  *

    ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
    Management Expenses:                                           0.12%
    12b-1 Distribution Fee:                                         None
    Other Expenses:                                                0.02%
     TOTAL ANNUAL FUND OPERATING EXPENSES:                         0.14%

    *A $5 fee applies to wire redemptions under $5,000.

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $14          $45        $79         $179
--------------------------------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS MINIMUM INITIAL INVESTMENT Declared daily and distributed on the first $50,000 business day of each month.
                                                   NEWSPAPER ABBREVIATION
INVESTMENT ADVISER                                 VangAdmUST
The Vanguard Group, Valley Forge, Pa.,
since inception                                    VANGUARD FUND NUMBER
                                                   11
INCEPTION DATE
December 14, 1992                                  CUSIP NUMBER
                                                   921932109
NET ASSETS AS OF AUGUST 31, 2002
$10.6 billion                                      TICKER SYMBOL
                                                   VUSXX
--------------------------------------------------------------------------------

13

MORE ON THE FUNDS

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.
 The following sections explain the investment policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the
Funds' management, may change investment policies in the interest of shareholders without a shareholder vote, unless those policies are designated as fundamental. The Federal Money Market Fund's policy of investing at least 80% of its assets in securities issued by the U.S. government and its agencies, and the Treasury and Admiral Treasury Money Market Funds' policy of investing at least 80% of its assets in U.S. Treasury securities may only be changed upon 60 days' notice to shareholders.

MARKET EXPOSURE

Each Fund's primary policy is to invest in very high-quality money market instruments. Also known as cash investments, these instruments are considered short-term (that is, they usually mature in 13 months or less). Each Fund will maintain a dollar-weighted average maturity of 90 days or less.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            MONEY MARKET INSTRUMENTS

 The term "money market instruments" refers to a variety of short-term, liquid investments, usually with a maturity of 13 months or less. Some common types are Treasury bills and notes, which are securities issued by the U.S. government; commercial paper, which is a promissory note issued by a large company or financial firm; banker's acceptances, which are credit instruments guaranteed by a bank; and negotiable certificates of deposit, which are issued by banks in large denominations. Money market securities can pay a fixed, variable, or floating rate of interest.
--------------------------------------------------------------------------------



[FLAG]
EACH FUND IS SUBJECT TO INCOME RISK, WHICH IS THE CHANCE THAT THE FUND'S DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. A FUND'S DIVIDENDS DECLINE WHEN THE INTEREST RATES FALL BECAUSE ONCE INTEREST RATES FALL, THE FUND MUST INVEST IN LOWER-YIELDING INSTRUMENTS. BECAUSE THE FUND'S INCOME IS BASED ON SHORT-TERM INTEREST RATES--WHICH CAN FLUCTUATE SIGNIFICANTLY OVER SHORT PERIODS--INCOME RISK IS EXPECTED TO BE HIGH.


SECURITY SELECTION

The Vanguard Group, adviser to the Funds, selects high-quality money market instruments. Each Fund focuses on securities of a particular class of issuer (the U.S. government, U.S. government agencies, or non-government issuers). The Funds are managed without regard to tax ramifications.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY

 A money market instrument's credit quality depends on the issuer's ability to pay interest and, ultimately, to repay the principal. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance--in the rating agency's opinion--that the issuer will default, or fail to meet its payment obligations. Direct U.S. Treasury obligations (that is, securities backed by the U.S. government) carry the highest credit ratings. All things being equal, money market instruments with greater credit risk offer higher yields.
--------------------------------------------------------------------------------


[FLAG]
EACH FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE ADVISER WILL DO A POOR JOB OF SELECTING SECURITIES.

 The Prime Money Market Fund invests in certificates of deposit, banker's acceptances, commercial paper, and other money market securities. Commercial paper must be rated Prime-1 by Moody's Investors Service, Inc. or A-1 by Standard & Poor's Corporation. Securities that are unrated must be issued by a company with a debt rating of A3 or better by Moody's or A- or better by Standard & Poor's. The Prime Money Market Fund also invests in short-term corporate, state, and municipal obligations rated A3 or better by Moody's or A-or better by Standard & Poor's and in securities that are considered suitable for the Federal Money Market Fund (see below).
 Among the certificates of deposit typically held by the Prime Money Market Fund are Eurodollar and Yankee obligations, which are mainly certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to those of U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that a foreign government will not let U.S. dollar-denominated assets leave the country; that the banks issuing Eurodollar obligations may not be subject to the same regulations as U.S. banks; and that political or economic developments will adversely affect investments in a foreign country. Before the Fund's adviser selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.
 The Federal Money Market Fund invests mainly in securities issued by U.S. government agencies whose interest and principal payments are not backed by the full faith and credit of the U.S. government. These agencies include, among others, the Federal Home Loan Bank, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. The Fund also may invest in securities issued by the U.S. Treasury and U.S. government agencies that are backed by the full faith and credit of the U.S. government.
 The Treasury and Admiral Treasury Money Market Funds invest solely in securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Funds' assets will always be invested in U.S. Treasury securities. The remainder of the Funds' assets may include securities issued by U.S.
government agencies such as the Government National Mortgage Association, the Small Business Administration, and the Federal Financing Bank.

[FLAG]
EACH FUND IS SUBJECT, TO A LIMITED EXTENT, TO CREDIT RISK, WHICH IS THE CHANCE THAT THE ISSUER OF A SECURITY WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

15

 The four Funds differ mainly in terms of credit risk. In absolute terms, each Fund's credit quality is very high.
 In relative terms, the Treasury and Admiral Treasury Money Market Funds, which invest in securities backed by the full faith and credit of the U.S. government, offer the lowest credit risk--and generally the lowest yields--of the four Funds.
 Because many of the securities included in the Federal Money Market Fund are not backed by the full faith and credit of the U.S. government, the potential credit risk and yield for the Fund are somewhat higher than for the Treasury and Admiral Treasury Money Market Funds.
 While the credit quality of its securities is very high, the Prime Money Market Fund faces more risk because it invests in money market securities issued by private companies. It is possible that one or more of these companies may experience financial difficulties and, as a result, may fail to pay interest to the Fund or return the Fund's principal when repayment is due. Therefore, the Prime Money Market Fund offers the highest credit risk, and generally the highest yield, of the four Funds.
 Bear in mind that, while each Fund invests in high-quality money market instruments, the four Funds are not insured or guaranteed by the FDIC or any other agency of the U.S. government.

[FLAG]
THE PRIME AND FEDERAL MONEY MARKET FUNDS RESERVE THE RIGHT TO INVEST IN REPURCHASE AGREEMENTS, WHICH ARE SUBJECT TO SPECIFIC RISKS.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              REPURCHASE AGREEMENTS

 A means of investing money for a short period, repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells government securities and agrees to repurchase the securities on a specific date (normally the next business day) at a specific price.
--------------------------------------------------------------------------------

 Repurchase agreements carry several risks. For instance, if the seller is unable to repurchase the securities as promised, the Fund may experience a loss when trying to sell the securities to another buyer. Also, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be used to pay off the seller's debts. The Funds' adviser believes that these risks can be controlled through careful security selection and monitoring.

[FLAG]
EACH FUND RESERVES THE RIGHT TO INVEST, TO A LIMITED EXTENT, IN ADJUSTABLE-RATE SECURITIES, WHICH ARE TRADITIONAL TYPES OF DERIVATIVES.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

 A  derivative  is a financial  contract  whose value is based on (or  "derived"
 from) a traditional security (such as a stock or a bond), a money market benchmark (such as U.S. Treasury bill rates or the Federal Funds Effective
 Rate), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index).
--------------------------------------------------------------------------------

 An adjustable-rate security's interest rate, as the name implies, is not set; instead, it fluctuates periodically. Generally, the security's yield is based on a U.S. dollar-based interest-rate benchmark such as the Federal Funds Rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). These securities reset their yields on a periodic basis (for example, daily, weekly, or quarterly) or upon the change in the benchmark interest rate. These yields are closely correlated to changes in money market interest rates.
 The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify the risks of an investment.
 In addition, each Fund, except the Admiral Treasury Money Market Fund, may invest up to 10% of its net assets in illiquid securities. These are securities that a Fund may not be able to sell in the ordinary course of business.
 Each Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
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17

THE FUNDS AND VANGUARD

Each Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $540 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
 Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

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                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

 The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as adviser to the Funds through its Fixed Income Group. As of August 31, 2002, Vanguard served as adviser for about $399 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.
 The adviser places all orders for the purchase and sale of the Funds' portfolio securities, and obtains the best available price and most favorable execution for all transactions.
 For the fiscal year ended August 31, 2002, the advisory expenses represented an effective annual rate of 0.02% of each Fund's average net assets.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

 The managers primarily responsible for overseeing the Funds' investments are:

 IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group. He has worked in investment management since 1974 and has had primary responsibility for Vanguard's internal fixed-income policy and strategy since joining the company in 1981. Education: B.A., Lafayette College; M.B.A., Pennsylvania State University.

 ROBERT F. AUWAERTER, Principal of Vanguard. He has worked in investment management since 1978; has managed portfolio investments since 1979; and has been with Vanguard since 1981. Education: B.S., University of Pennsylvania; M.B.A., Northwestern University.

 JOHN HOLLYER, Principal of Vanguard. He has worked in investment management since 1987 and has managed portfolio investments for Vanguard since 1989.
 Education: B.S., University of Pennsylvania.

 DAVID R. GLOCKE, Principal of Vanguard. He has worked in investment management since 1991 and has managed portfolio investments since 1997.
 Education: B.S., University of Wisconsin.

 Mr. Auwaerter, Mr. Hollyer, and Mr. Glocke manage the Funds on a day-to-day basis. Mr. MacKinnon is responsible for setting the Funds' broad investment policies and for overseeing the Fund managers.
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DIVIDENDS AND TAXES


FUND DISTRIBUTIONS

Each Fund distributes to shareholders virtually all of its net income (interest less expenses). The Fund's income dividends accrue daily and are distributed on the first business day of every month. You can receive your income distributions in cash, or you can have them automatically reinvested in more shares of the Fund.

BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividend distributions that you receive are taxable to you as ordinary income for federal income tax purposes.
- Dividend distributions that you receive may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. government may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.
- Any conversion between classes of shares of the same fund is a non-taxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

19

GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 30% of any taxable distributions or redemptions from your account if you do not:
-    Provide us with your correct taxpayer identification number;
-    Certify that the taxpayer identification number is correct; and
-    Confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.


SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share for the Federal, Treasury, and Admiral Treasury Money Market Funds is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. Net asset value per share for the Prime Money Market Fund is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Funds do not transact purchase or redemption requests.
 The instruments held by the Funds are valued on the basis of amortized cost. Although the stable share price is not guaranteed, the NAV of Vanguard money market funds is expected to remain at $1 per share. Instruments are purchased and managed with that goal in mind.
 Vanguard money market fund yields can be found weekly in the money market fund listings of most major newspapers, separate from the share price listings for other mutual funds.


FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

 This explanation uses the Prime Money Market Fund's Investor Shares as an example. The Fund began fiscal year 2002 with a net asset value (price) of $1.00 per share. During the year, the Fund earned $0.021 per share from investment income (interest).

 Shareholders received $0.021 per share in the form of dividend distributions.The earnings ($0.021 per share) minus the distributions ($0.021 per share) resulted in a share price of $1.00 at the end of the year. For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 2.09% for the year.

 As of August 31, 2002, the Investor Shares had $49.8 billion in net assets. For the year, its expense ratio was 0.33% ($3.30 per $1,000 of net assets), and net investment income amounted to 2.07% of average net assets.
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PRIME MONEY MARKET FUND INVESTOR SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                 YEAR         DEC. 1,
                                                ENDED         2000 TO
                                             AUG. 31,        AUG. 31,                      YEAR ENDED NOVEMBER 30,
                                                                            --------------------------------------------------------
                                                 2002           2001*          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $1.00           $1.00         $1.00         $1.00         $1.00         $1.00
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .021            .037          .060          .049          .053          .053
 Net Realized and Unrealized Gain (Loss)           --              --            --            --            --            --
 on Investments
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                .021            .037          .060          .049          .053          .053
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income           (.021)          (.037)        (.060)        (.049)        (.053)        (.053)
 Distributions from Realized Capital Gains         --              --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                            (.021)          (.037)        (.060)        (.049)        (.053)        (.053)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $1.00           $1.00         $1.00         $1.00         $1.00         $1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                    2.09%           3.78%         6.21%         4.97%         5.42%         5.41%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)         $49,784         $50,495       $45,719       $39,430       $33,732       $26,480
 Ratio of Total Expenses to
 Average Net Assets                             0.33%         0.33%**         0.33%         0.33%         0.33%         0.32%
 Ratio of Net Investment Income to              2.07%         4.92%**         6.04%         4.85%         5.28%         5.28%
 Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
**Annualized.

21


FEDERAL MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                YEAR         DEC. 1,
                                               ENDED         2000 TO
                                            AUG. 31,        AUG. 31,                    YEAR ENDED NOVEMBER 30,
                                                                      ----------------------------------------------------
                                                2002          2001*         2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00           $1.00        $1.00        $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .021            .037         .059         .048         .052         .052
 Net Realized and Unrealized Gain (Loss)          --              --           --           --           --           --
 on Investments
-------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations               .021            .037         .059         .048         .052         .052
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.021)          (.037)       (.059)       (.048)       (.052)       (.052)
 Distributions from Realized Capital Gains        --              --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                           (.021)          (.037)       (.059)       (.048)       (.052)       (.052)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00           $1.00        $1.00        $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                   2.12%           3.78%        6.11%        4.89%        5.35%        5.35%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)         $6,794          $6,527       $5,495       $5,243       $4,263       $3,495
 Ratio of Total Expenses to
 Average Net Assets                            0.33%         0.33%**        0.33%        0.33%        0.33%        0.32%
 Ratio of Net Investment Income to             2.10%         4.92%**        5.94%        4.79%        5.21%        5.22%
 Average Net Assets
-------------------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
**Annualized.


TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                YEAR         DEC. 1,
                                               ENDED         2000 TO
                                            AUG. 31,        AUG. 31,                    YEAR ENDED NOVEMBER 30,
                                                                      ----------------------------------------------------
                                                2002           2001*         2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00           $1.00        $1.00        $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .020            .035         .056         .044         .050         .050
 Net Realized and Unrealized Gain (Loss)          --              --           --           --           --           --
 on Investments
-------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations               .020            .035         .056         .044         .050         .050
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.020)          (.035)       (.056)       (.044)       (.050)       (.050)
 Distributions from Realized Capital Gains        --              --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                           (.020)          (.035)       (.056)       (.044)       (.050)       (.050)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00           $1.00        $1.00        $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                   1.98%           3.58%        5.70%        4.51%        5.06%        5.10%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)         $4,822          $4,453       $4,107       $4,593       $3,942       $3,237
 Ratio of Total Expenses to
 Average Net Assets                            0.33%         0.33%**        0.33%        0.33%        0.33%        0.32%
 Ratio of Net Investment Income to             1.95%         4.68%**        5.53%        4.41%        4.94%        4.98%
 Average Net Assets
-------------------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
**Annualized.

ADMIRAL TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                YEAR         FEB. 1,
                                               ENDED         2001 TO
                                            AUG. 31,        AUG. 31,                     YEAR ENDED JANUARY 31,
                                                                           ----------------------------------------------------
                                                2002           2001*         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00           $1.00        $1.00        $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .021            .026         .059         .047         .050         .052
 Net Realized and Unrealized Gain (Loss)          --              --           --           --           --           --
 on Investments
-------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations               .021            .026         .059         .047         .050         .052
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.021)          (.026)       (.059)       (.047)       (.050)       (.052)
 Distributions from Realized Capital Gains        --              --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                           (.021)          (.026)       (.059)       (.047)       (.050)       (.052)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00           $1.00        $1.00        $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                   2.15%           2.65%        6.07%        4.79%        5.12%        5.31%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)        $10,608          $7,851       $6,746       $5,648       $5,057       $3,880
 Ratio of Total Expenses to
 Average Net Assets                            0.14%         0.15%**        0.15%        0.15%        0.15%        0.15%
 Ratio of Net Investment Income to             2.09%         4.49%**        5.90%        4.69%        4.97%        5.20%
 Average Net Assets
-------------------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from January 31 to August 31, effective August 31, 2001.
**Annualized.

23



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INVESTING WITH VANGUARD
This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, Investing Made Easy, provides information that will help individual investors make the most of their relationship with Vanguard. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions at the end of this section.


                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                                EXCHANGING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------

BUYING SHARES

ACCOUNT MINIMUMS
TO OPEN AND MAINTAIN AN ACCOUNT: For the Admiral Money
Market Fund only: $50,000. For the other three Funds:
$3,000 for regular accounts; $1,000 for IRAs and most custodial accounts for minors.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.
 Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

HOW TO BUY SHARES
ONLINE: You can open certain types of accounts or buy shares in an existing account through our website at www.vanguard.com. BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--Fund number. For a list of Fund numbers and addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard(R) fund. See Exchanging Shares and Other Rules You Should Know.
BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.
BY FUND EXPRESS(R) (AUTOMATIC OR SPECIAL PURCHASES): You can purchase shares by electronically transferring money from a previously designated bank account. To establish this option, you must complete a special form or the appropriate section of your account registration.

                                                                              24
YOUR PURCHASE PRICE
ONLINE, BY CHECK (ALL FUNDS EXCEPT MONEY MARKET FUNDS), BY EXCHANGE, OR BY WIRE:
You buy shares at a fund's NAV determined as of your TRADE DATE. For all Vanguard funds, purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) receive a trade date of the same day, and purchases received after that time receive a trade date of the first business day following the date of receipt.
BY CHECK(FOR MONEY MARKET FUNDS ONLY): For check purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), the trade date is the first business day following the date of receipt. For purchases received after that time, the trade date is the second business day following the date of receipt. Money market instruments can be purchased only with federal funds, and it takes a mutual fund one business day to convert check proceeds into federal funds.
BY FUND EXPRESS: For all Vanguard funds, Fund Express purchases received at Vanguard before the close of regular trading on the Exchange receive a trade date of the next business day (two business days later for money market funds).

EARNING DIVIDENDS
You begin earning dividends on the next business day after your trade date. When buying money market fund shares through a federal funds wire, however, you can begin earning dividends immediately by notifying Vanguard before 10:45 a.m. (2 p.m. for Vanguard Prime Money Market Fund), Eastern time, that you intend to make a wire purchase that day.

PURCHASE RULES YOU SHOULD KNOW
^CHECK PURCHASES. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, to protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^NEW ACCOUNTS. We are required by law to obtain from you certain personal information that will be used by us to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right to close your account or take such other steps as we deem reasonable.
^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).

25

^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund.


CONVERTING SHARES

ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NONTAXABLE EVENT.

PRICING OF SHARE CLASS CONVERSIONS
If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared with that of your "old" shares.

CONVERSIONS INTO INSTITUTIONAL SHARES
You may convert Investor Shares of Vanguard Prime Money Market Fund into Institutional Shares of the same Fund, provided that your account balance in the Fund is at least $10 million. The Fund's Institutional Shares are offered through a separate prospectus. Please contact Vanguard's Institutional Division for more information.

MANDATORY CONVERSIONS INTO INVESTOR SHARES
If an investor no longer meets the requirements for Institutional Shares, the Fund may reclassify the investor's Institutional Shares into Investor Shares. A decline in the investor's account balance because of market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares.


REDEEMING SHARES


HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at www.vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

BY WRITING A CHECK: If you've established the checkwriting service on your account, you can redeem shares by writing a check for $250 or more. BY FUND
EXPRESS: If you've established the Fund Express option on your account, you can redeem shares by electronically transferring your redemption proceeds to a previously designated bank account. The Fund Express option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

EARNING DIVIDENDS
Shares continue earning dividends until the next business day after your trade date. There are two exceptions to this rule: (1) If you redeem shares by writing a check against your account, the shares will stop earning dividends on the day that your check posts to your account; and (2) For money market funds only, if you redeem shares with a same-day wire request before 10:45 a.m. (2 p.m. for Vanguard Prime Money Market Fund), Eastern time, the shares will stop earning dividends that same day.

TYPES OF REDEMPTIONS
^CHECK REDEMPTIONS. Unless instructed otherwise,
Vanguard will mail you a check, normally within two business days of your trade date.
^EXCHANGE REDEMPTIONS. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.
^FUND EXPRESS REDEMPTIONS. Proceeds of shares redeemed by Fund Express will be credited to your bank account two business days after your trade date.
^WIRE REDEMPTIONS. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. A $5 fee applies to wire redemptions under $5,000.

27

Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m. (2 p.m. for Vanguard(R) Prime Money Market Fund), Eastern time, the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.
Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. ^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
^RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).
^SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard. ^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable, or wire your redemption proceeds, to a different person or send the check to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).

^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.


EXCHANGING SHARES

All open Vanguard funds accept exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail. However, because excessive exchanges can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on the exchange privilege. If you are exchanging into or out of the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer(TM) FUND, or Growth and Income Fund, these limits generally are as follows:
- No online or telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days. Any exchange request placed during these hours will not be accepted. On days when the New York Stock Exchange is scheduled to close early, this end-of-day restriction will be adjusted to begin 11/2 hours prior to the scheduled close. (For example, if the New York Stock Exchange is scheduled to close at 1 p.m., Eastern time, the cutoff for online and phone exchanges will be 11:30 a.m., Eastern time.)
- No more than two exchanges OUT of a fund may be requested online or by telephone within any 12-month period.

 For ALL OTHER VANGUARD FUNDS, the following limits generally apply:
- No more than two substantive "round trips" through a non-money-market fund during any 12-month period.A "round trip" is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means). "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the fund.
-    Round trips must be at least 30 days apart.

29

 Please note that Vanguard reserves the right to revise or terminate the exchange-privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Also, in the event of a conflict between the exchange privilege limitations of two funds, the stricter policy will apply to the transaction.


OTHER RULES YOU SHOULD KNOW


VANGUARD.COM(R)
^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online. ^SOMEVANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit online exchanges between 2:30 p.m. and 4 p.m., Eastern time on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing. ^TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
 - Ten-digit account number.
 - Complete owner name and address.
 - Primary Social Security or employer identification number.
 - Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.

^SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
 - The fund name and account number.
 - The amount of the transaction (in dollars, shares, or percent).
 - Authorized signature, as registered on the account.
 - Signature guarantees, if required for the type of transaction.*
 - Any supporting legal documentation that may be required.
*For instance, signature guarantees must be provided by all registered account owners when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature-guarantee requirements.

ACCOUNTS WITH MORE THAN ONE OWNER
In the case of an account with more than one owner, Vanguard will accept telephone or written instructions from any owner unless all owners specifically instruct us otherwise.

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

31

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies.

LOW-BALANCE ACCOUNTS
All   Vanguard   funds   reserve   the  right  to  close   any   investment-only
retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment. If a fund has a redemption fee, that fee will apply to shares redeemed upon closure of the account.
     Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard(R) STAR(TM) Fund). The fee can be waived if your total Vanguard account assets are $50,000 or more.


FUND AND ACCOUNT UPDATES

CONFIRMATION STATEMENTS
We will send you a statement confirming the trade date and amount of your transaction when you buy, sell, or exchange shares.

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

AVERAGE-COST REVIEW STATEMENTS
For most taxable accounts, average-cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.

                                                                              32
ANNUAL AND
SEMIANNUAL REPORTS
Financial reports about Vanguard Money Market Funds will be mailed twice a year, in April and October. These comprehensive reports include overviews of the financial markets and specific information concerning the Funds:
-    Performance assessments with comparisons to industry benchmarks.
-    Reports from the adviser.
-    Financial statements with detailed listings of the Funds' holdings.
 To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder, unless you contact our Client Services Department in writing, by telephone, or by e-mail and instruct us otherwise.
 Vanguard can deliver your Fund reports electronically, if you prefer. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of Fund reports by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will send paper copies of Fund reports within 30 days of receiving your notice.

CONTACTING VANGUARD

ONLINE

VANGUARD.COM
- Your best source of Vanguard news
- For fund, account, and service information
- For most account  transactions
- For literature requests
- 24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT(R)
1-800-662-6273
(ON-BOARD)
- For automated fund and account information
- For redemptions by check, exchange (subject to certain limitations), or wire
- Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
- For fund and service information
- For literature requests
- Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
- For account information
- For most account transactions
- Business hours only

33

INSTITUTIONAL DIVISION
1-888-809-8102
- For information and services for large institutional investors
- Business hours only

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGISTERED, EXPRESS, OR OVERNIGHT MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBERS
Please use the specific fund number when contacting us about:
 Vanguard Prime Money Market Fund--30
 Vanguard Federal Money Market Fund--33
 Vanguard Treasury Money Market Fund--50
 Vanguard Admiral Treasury Money Market Fund--11






The Vanguard Group, Vanguard, Vanguard.com, Plain Talk, Vanguard Fund Express, Fund Express, Vanguard Tele-Account, Tele-Account, STAR, Explorer, Admiral, and the ship logo are trademarks of The Vanguard Group, Inc. Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by the Vanguard Group, Inc. Vanguard Calvert Social Index fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation as to the advisability investing in the fund. All other marks are the exclusive property of their respective owners.

                   (THIS PAGE INTENTIONALLY LEFT BLANK.)

                   (THIS PAGE INTENTIONALLY LEFT BLANK.)

                   (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MONEY MARKET FUND
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

MONEY MARKET INSTRUMENTS
Short-term, liquid investments (usually with a maturity of 13 months or less) that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and interest in other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[VANGUARD SHIP LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about Vanguard Money Market Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.
To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Funds' Investment Company Act
file numbers: Prime and Federal
Money Market Funds: 811-2554;
Treasury Money Market Fund:
811-7803; Admiral Treasury Money
Market Fund: 811-7043
(C) 2002 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P030 122002

Vanguard Money Market Funds
Investor Shares for Participants--December 18, 2002

Vanguard Prime Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Treasury Money Market Fund
Vanguard Admiral(TM) Treasury Money Market Fund

This prospectus
contains financial data
for the Funds through
the fiscal period
ended August 31, 2002.

MONEY MARKET
PROSPECTUS

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VANGUARD MONEY MARKET FUNDS
Participant Prospectus
December 18, 2002

--------------------------------------------------------------------------------
CONTENTS
  1 FUND PROFILES
   1 Vanguard Prime Money Market Fund
   4 Vanguard Federal Money Market Fund
   7 Vanguard Treasury Money Market Fund
  10 Vanguard Admiral Treasury Money
Market Fund
 13 MORE ON THE FUNDS
 17 THE FUNDS AND VANGUARD
 17 INVESTMENT ADVISE
 18 DIVIDENDS AND TAXES
 18 SHARE PRICE
 19 FINANCIAL HIGHLIGHTS
 22 INVESTING WITH VANGUARD
 23 ACCESSING FUND INFORMATION
    BY COMPUTER
 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk(R) explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment  for you.  We  suggest  that  you keep  this  prospectus  for  future reference.
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 SHARE CLASS OVERVIEW

 This  prospectus  offers  the  Funds'  Investor  Shares  and  is  intended  for
 participants  in  employer-sponsored   retirement  or  savings  plans.  Another
 version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.

 The Fund's separate share classes have different expenses; as a result, their investment performances will differ.
--------------------------------------------------------------------------------

1

FUND PROFILE--
VANGUARD(R) PRIME MONEY MARKET FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES
The Fund invests in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to those in the two highest credit-quality categories. The Fund will maintain a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment; however, the Fund's performance could be hurt by:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for money market funds, so investors should expect the Fund's monthly income to fluctuate.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.
- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk should be very low for the Fund because it invests only in high-quality securities.

 AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                               2
PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and an average money market fund. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
      ----------------------------------------------------
                ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
                        1992--3.74%
                        1993--3.01%
                        1994--4.08%
                        1995--5.82%
                        1996--5.29%
                        1997--5.44%
                        1998--5.38%
                        1999--5.01%
                        2000--6.29%
                        2001--4.17%
      ----------------------------------------------------
      The year-to-date return as of the most recent calendar
      quarter, which ended September 30, 2002, was 1.30%.
      ----------------------------------------------------

 During the periods shown in the bar chart, the highest return for a calendar quarter was 1.61% (quarter ended September 30, 2000), and the lowest return for a quarter was 0.39% (quarter ended September 30, 2002).

      ---------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      ---------------------------------------------------------------------
                                           1 YEAR    5 YEARS       10 YEARS
      ---------------------------------------------------------------------
      Vanguard Prime Money Market Fund
       Investor Shares                      4.17%     5.25%        4.82%
      Salomon Smith Barney 3-Month
      Treasury Bill Index                   4.09      5.02         4.69
      Average Money Market Fund*            3.44      4.67         4.30
      ---------------------------------------------------------------------
      *Derived from data provided by Lipper Inc.
      ---------------------------------------------------------------------

 If you would like to know the current annualized 7-day yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

3

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Inves tor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Purchase Fee:                                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.31%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.33%

 The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $34          $106      $185          $418
--------------------------------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS                                          NEWSPAPER ABBREVIATION
Declared daily and distributed on the first        VangPr
business day of each month
                                                   VANGUARD FUND NUMBER
INVESTMENT ADVISER                                 30
The Vanguard Group, Valley Forge, Pa., since 1981
                                                   CUSIP NUMBER
INCEPTION DATE                                     922906201
June 4, 1975
                                                   TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF               VMMXX
AUGUST 31, 2002
$53.7 billion
--------------------------------------------------------------------------------

                                                                               4
FUND PROFILE--
VANGUARD(R) FEDERAL MONEY MARKET FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES
The Fund invests primarily in high-quality, short-term money market instruments. At least 80% of the Fund's assets are invested in securities issued by the U.S. government and its agencies. Although they are high-quality, most of the securities held by the Fund are not backed by the full faith and credit of the U.S. government. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). The Fund will maintain a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment; however, the Fund's performance could be hurt by:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for money market funds, so investors should expect the Fund's monthly income to fluctuate.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.

 AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

5

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and an average money market fund. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
                        1992--3.68%
                        1993--2.98%
                        1994--4.03%
                        1995--5.77%
                        1996--5.24%
                        1997--5.38%
                        1998--5.31%
                        1999--4.94%
                        2000--6.19%
                        2001--4.22%
      ----------------------------------------------------
      The year-to-date return as of the most recent calendar quarter, which ended September 30, 2002, was 1.29%.
      ----------------------------------------------------

 During the periods shown in the bar chart, the highest return for a calendar quarter was 1.59% (quarter ended December 31, 2000), and the lowest return for a quarter was 0.40% (quarter ended September 30, 2002).

      ----------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      ----------------------------------------------------------------------
                                              1 YEAR   5 YEARS      10 YEARS
      ----------------------------------------------------------------------
      Vanguard Federal Money Market Fund       4.22%     5.20%      4.77%
      Salomon Smith Barney 3-Month
      Treasury Bill Index                      4.09      5.02       4.69
      Average Government Money Market Fund*    3.50      4.69       4.28
      ----------------------------------------------------------------------
      *Derived from data provided by Lipper Inc.
      ----------------------------------------------------------------------

 If you would like to know the current annualized 7-day yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

                                                                               6
FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Purchase Fee:                                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.31%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.33%

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $34         $106       $185         $418
--------------------------------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS                                          NEWSPAPER ABBREVIATION
Declared daily and distributed on the first        VangFdl
business day of each month
                                                   VANGUARD FUND NUMBER
INVESTMENT ADVISER                                 33
The Vanguard Group, Valley Forge, Pa.,
since inception                                    CUSIP NUMBER
                                                   922906300
INCEPTION DATE
July 13, 1981                                      TICKER SYMBOL
                                                   VMFXX
NET ASSETS AS OF AUGUST 31, 2002
$6.8 billion
--------------------------------------------------------------------------------

7

FUND PROFILE--
VANGUARD(R) TREASURY MONEY MARKET FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES
The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's assets will always be invested in U.S. Treasury securities; the remainder of the assets may be invested in securities issued by U.S. government agencies. The Fund will maintain a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment; however, the Fund's performance could be hurt by:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for money market funds, so investors should expect the Fund's monthly income to fluctuate.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.

 AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                               8
PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and average money market funds. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
                        1992--3.53%
                        1993--2.86%
                        1994--3.81%
                        1995--5.49%
                        1996--5.09%
                        1997--5.12%
                        1998--5.00%
                        1999--4.55%
                        2000--5.80%
                        2001--3.99%
      ----------------------------------------------------
      The year-to-date return as of the most recent calendar quarter, which ended September 30, 2002, was 1.18%.
      ----------------------------------------------------

 During the periods shown in the bar chart, the highest return for a calendar quarter was 1.51% (quarter ended December 31, 2000), and the lowest return for a quarter was 0.37% (quarter ended September 30, 2002).

      -------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      -------------------------------------------------------------------
                                              1 YEAR  5 YEARS    10 YEARS
      -------------------------------------------------------------------
      Vanguard Treasury Money Market Fund      3.99%   4.89%      4.52%
      Salomon Smith Barney 3-Month
      Treasury Bill Index                      4.09    5.02       4.69
      iMoneyNet Money Fund Report's Average
      100% Treasury Fund                       3.56    4.52       4.20
      Average U.S. Treasury Money              3.36    4.51       4.20
      Market Fund*
      -------------------------------------------------------------------
      *Derived from data provided by Lipper Inc.
      -------------------------------------------------------------------

 If you would like to know the current annualized 7-day yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

9

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Purchase Fee:                                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.31%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.33%

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $34         $106       $185          $418
--------------------------------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS                                          NEWSPAPER ABBREVIATION
Declared daily and distributed on the first        VangTrsy
business day of each month
                                                   VANGUARD FUND NUMBER
INVESTMENT ADVISER                                 50
The Vanguard Group, Valley Forge, Pa.,
since inception                                    CUSIP NUMBER
                                                   921948105
INCEPTION DATE
March 9, 1983                                      TICKER SYMBOL
                                                   VMPXX
NET ASSETS AS OF AUGUST 31, 2002
$4.8 billion
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) ADMIRALTM TREASURY MONEY MARKET FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income and preserve investors' principal, while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES
The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's assets will always be invested in U.S. Treasury securities; the remainder of the assets may be invested in securities issued by U.S. government agencies. The Fund will maintain a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment; however, the Fund's performance could be hurt by:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for money market funds, so investors should expect the Fund's monthly income to fluctuate.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.

 AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

11

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and an average money market fund. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                      ANNUAL TOTAL RETURNS
      ----------------------------------------------------
                        1993--2.99%
                        1994--3.99%
                        1995--5.66%
                        1996--5.26%
                        1997--5.29%
                        1998--5.18%
                        1999--4.74%
                        2000--5.99%
                        2001--4.16%
      ----------------------------------------------------
      The year-to-date return as of the most recent calendar quarter ended September 30, 2002, was 1.31%.
      ----------------------------------------------------


 During the periods shown in the bar chart, the highest return for a calendar quarter was 1.56% (quarter ended December 31, 2000), and the lowest return for a quarter was 0.41% (quarter ended September 30, 2002).


      -------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      -------------------------------------------------------------------------
                                                                          SINCE
                                        1 YEAR       5 YEARS         INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Admiral Treasury
       Money
       Market Fund                    4.16%         5.07%           4.80%
      Salomon Smith Barney
       3-Month
       Treasury Bill Index            4.09          5.02            4.69
      iMoneyNet Money Fund
       Report's Average
       100% Treasury Fund             3.55          4.52            4.20
      Average U.S. Treasury Money     3.36          4.51            4.20
      Market Fund**
      -------------------------------------------------------------------------
       *Since   Inception   returns  are  as  of  the  inception   date  of  the
       Fund--December 14, 1992.
      **Derived from data provided by Lipper Inc.
      -------------------------------------------------------------------------


 If you would like to know the current annualized 7-day yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

                                                                              12
FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Purchase Fee:                                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.12%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.14%

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $14          $45        $79          $179
--------------------------------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS MINIMUM INITIAL INVESTMENT Declared daily and distributed on the first $50,000 business day of each month.
                                                   NEWSPAPER ABBREVIATION
INVESTMENT ADVISER                                 VangAdmUST
The Vanguard Group, Valley Forge, Pa.,
since inception                                    VANGUARD FUND NUMBER
                                                   11
INCEPTION DATE
December 14, 1992                                  CUSIP NUMBER
                                                   921932109
NET ASSETS AS OF AUGUST 31, 2002
$10.6 billion                                      TICKER SYMBOL
                                                   VUSXX
--------------------------------------------------------------------------------

13

MORE ON THE FUNDS

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.
 The following sections explain the investment policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the
Funds' management, may change investment policies in the interest of shareholders without a shareholder vote, unless those policies are designated as fundamental. The Federal Money Market Fund's policy of investing at least 80% of its assets in securities issued by the U.S. government and its agencies, and the Treasury and Admiral Treasury Money Market Funds' policy of investing at least 80% of their assets in U.S. Treasury securities may only be changed upon 60 days' notice to shareholders.

MARKET EXPOSURE

Each Fund's primary policy is to invest in very high-quality money market instruments. Also known as cash investments, these instruments are considered short-term (that is, they usually mature in 13 months or less). Each Fund will maintain a dollar-weighted average maturity of 90 days or less.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            MONEY MARKET INSTRUMENTS

 The term "money market instruments" refers to a variety of short-term, liquid investments, usually with a maturity of 13 months or less. Some common types are Treasury bills and notes, which are securities issued by the U.S. government; commercial paper, which is a promissory note issued by a large company or financial firm; banker's acceptances, which are credit instruments guaranteed by a bank; and negotiable certificates of deposit, which are issued by banks in large denominations. Money market securities can pay a fixed, variable, or floating rate of interest.
--------------------------------------------------------------------------------


[FLAG]
EACH FUND IS SUBJECT TO INCOME RISK, WHICH IS THE CHANCE THAT THE FUND'S DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. A FUND'S DIVIDENDS DECLINE WHEN THE INTEREST RATES FALL BECAUSE ONCE INTEREST RATES FALL, THE FUND MUST INVEST IN LOWER-YIELDING BONDS. BECAUSE THE FUND'S INCOME IS BASED ON SHORT-TERM INTEREST RATES--WHICH CAN FLUCTUATE SIGNIFICANTLY OVER SHORT PERIODS--INCOME RISK IS EXPECTED TO BE HIGH.

SECURITY SELECTION

The Vanguard Group, adviser to the Funds, selects high-quality money market instruments. Each Fund focuses on securities of a particular class of issuer (the U.S. government, U.S. government agencies, or non-government issuers). The Funds are managed without regard to tax ramifications.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY

 A money market instrument's credit quality depends on the issuer's ability to pay interest and, ultimately, to repay the principal. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance--in the rating agency's opinion--that the issuer will default, or fail to meet its payment obligations. Direct U.S. Treasury obligations (that is, securities backed by the U.S. government) carry the highest credit ratings. All things being equal, money market instruments with greater credit risk offer higher yields.
--------------------------------------------------------------------------------


[FLAG]
EACH FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE ADVISER WILL DO A POOR JOB OF SELECTING SECURITIES.

 The Prime Money Market Fund invests in certificates of deposit, banker's acceptances, commercial paper, and other money market securities. Commercial paper must be rated Prime-1 by Moody's Investors Service, Inc. or A-1 by Standard & Poor's Corporation. Securities that are unrated must be issued by a company with a debt rating of A3 or better by Moody's or A- or better by Standard & Poor's. The Prime Money Market Fund also invests in short-term corporate, state, and municipal obligations rated A3 or better by Moody's or A-or better by Standard & Poor's and in securities that are considered suitable for the Federal Money Market Fund (see below).
 Among the certificates of deposit typically held by the Prime Money Market Fund are Eurodollar and Yankee obligations, which are mainly certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to those of U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that a foreign government will not let U.S. dollar-denominated assets leave the country; that the banks issuing Eurodollar obligations may not be subject to the same regulations as U.S. banks; and that political or economic developments will adversely affect investments in a foreign country. Before the Fund's adviser selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.
 The Federal Money Market Fund invests mainly in securities issued by U.S. government agencies whose interest and principal payments are not backed by the full faith and credit of the U.S. government. These agencies include, among others, the Federal Home Loan Bank, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. The Fund also may invest in securities issued by the U.S. Treasury and U.S. government agencies that are backed by the full faith and credit of the U.S. government.
 The Treasury and Admiral Treasury Money Market Funds invest solely in securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Funds' assets will always be invested in U.S. Treasury securities. The remainder of the Funds' assets may include securities issued by U.S. government agencies such as the Government National Mortgage Association, the Small Business Administration, and the Federal Financing Bank.

[FLAG]
EACH FUND IS SUBJECT, TO A LIMITED EXTENT, TO CREDIT RISK, WHICH IS THE CHANCE THAT THE ISSUER OF A SECURITY WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

15

 The four Funds differ mainly in terms of credit risk. In absolute terms, each Fund's credit quality is very high.
 In relative terms, the Treasury and Admiral Treasury Money Market Funds, which invest in securities backed by the full faith and credit of the U.S. government, offer the lowest credit risk--and generally the lowest yields--of the four Funds.
 Because many of the securities included in the Federal Money Market Fund are not backed by the full faith and credit of the U.S. government, the potential credit risk and yield for the Fund are somewhat higher than for the Treasury and Admiral Treasury Money Market Funds.
 While the credit quality of its securities is very high, the Prime Money Market Fund faces more risk because it invests in money market securities issued by private companies. It is possible that one or more of these companies may experience financial difficulties and, as a result, may fail to pay interest to the Fund or return the Fund's principal when repayment is due. Therefore, the Prime Money Market Fund offers the highest credit risk, and generally the highest yield, of the four Funds.
 Bear in mind that, while each Fund invests in high-quality money market instruments, the four Funds are not insured or guaranteed by the FDIC or any other agency of the U.S. government.

[FLAG]
THE PRIME AND FEDERAL MONEY MARKET FUNDS RESERVE THE RIGHT TO INVEST IN REPURCHASE AGREEMENTS, WHICH ARE SUBJECT TO SPECIFIC RISKS.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              REPURCHASE AGREEMENTS

 A means of investing money for a short period, repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells government securities and agrees to repurchase the securities on a specific date (normally the next business day) at a specific price.
--------------------------------------------------------------------------------

 Repurchase agreements carry several risks. For instance, if the seller is unable to repurchase the securities as promised, the Fund may experience a loss when trying to sell the securities to another buyer. Also, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be used to pay off the seller's debts. The Funds' adviser believes that these risks can be controlled through careful security selection and monitoring.

[FLAG]
EACH FUND RESERVES THE RIGHT TO INVEST, TO A LIMITED EXTENT, IN ADJUSTABLE-RATE SECURITIES, WHICH ARE TRADITIONAL TYPES OF DERIVATIVES.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

 A  derivative  is a financial  contract  whose value is based on (or  "derived"
 from) a traditional security (such as a stock or a bond), a money market benchmark (such as U.S. Treasury bill rates or the Federal Funds Effective
 Rate), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index).
--------------------------------------------------------------------------------

 An adjustable-rate security's interest rate, as the name implies, is not set; instead, it fluctuates periodically. Generally, the security's yield is based on a U.S. dollar-based interest-rate benchmark such as the Federal Funds Rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). These securities reset their yields on a periodic basis (for example, daily, weekly, or quarterly) or upon the change in the benchmark interest rate. These yields are closely correlated to changes in money market interest rates.
 The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify the risks of an investment.
 In addition, each Fund, except the Admiral Treasury Money Market Fund, may invest up to 10% of its net assets in illiquid securities. These are securities that a Fund may not be able to sell in the ordinary course of business.
 Each Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

 THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

17

THE FUNDS AND VANGUARD

Each Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $540 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
 Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

 The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as adviser to the Funds through its Fixed Income Group. As of August 31, 2002, Vanguard served as adviser for about $399 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.
 The adviser places all orders for the purchase and sale of the Funds' portfolio securities, and obtains the best available price and most favorable execution for all transactions.
 For the fiscal year ended August 31, 2002, the advisory expenses represented an effective annual rate of 0.xx% of each Fund's average net assets.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER


 The managers primarily responsible for overseeing the Funds' investments are:

 IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group. He has worked in investment management since 1974 and has had primary responsibility for Vanguard's internal fixed income policy and strategy since joining the company in 1981. Education: B.A., Lafayette College; M.B.A., Pennsylvania State University.

 ROBERT F. AUWAERTER, Principal of Vanguard. He has worked in investment management since 1978; has managed portfolio investments since 1979; and has been with Vanguard since 1981. Education: B.S., University of Pennsylvania; M.B.A., Northwestern University.

 JOHN HOLLYER, Principal of Vanguard. He has worked in investment management since 1987 and has managed portfolio investments for Vanguard since 1989.
 Education: B.S., University of Pennsylvania.

 DAVID R. GLOCKE, Principal of Vanguard. He has worked in investment management since 1991 and has managed portfolio investments since 1997.
 Education: B.S., University of Wisconsin.

 Mr. Auwaerter, Mr. Hollyer, and Mr. Glocke manage the Funds on a day-to-day basis. Mr. MacKinnon is responsible for setting the Funds' broad investment policies and for overseeing the Fund managers.
--------------------------------------------------------------------------------


DIVIDENDS AND TAXES

Each Fund distributes to shareholders virtually all of its net income (interest less expenses). The Fund's income dividends accrue daily and are distributed on the first business day of every month.
 Your distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.


SHARE PRICE


Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share for the Federal, Treasury, and Admiral Treasury Money Market Funds is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. Net asset value per share for the Prime Money Market Fund is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Funds do not transact purchase or redemption requests.

 The instruments held by the Funds are valued on the basis of amortized cost.

19

 Although the stable share price is not guaranteed, the NAV of Vanguard money market funds is expected to remain at $1 per share. Instruments are purchased and managed with that goal in mind.
 Vanguard money market fund yields can be found weekly in the money market fund listings of most major newspapers, separate from the share price listings for other mutual funds.


FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

 This explanation uses the Prime Money Market Fund's Investor Shares as an example. The Fund began fiscal year 2002 with a net asset value (price) of $1.00 per share. During the year, the Fund earned $0.021 per share from investment income (interest).

 Shareholders received $0.021 per share in the form of dividend distributions.The earnings ($0.021 per share) minus the distributions ($0.021 per share) resulted in a share price of $1.00 at the end of the year. For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 2.09% for the year.


 As of August 31, 2002, the Investor Shares had $49.8 billion in net assets. For the year, the expense ratio was 0.33% ($3.30 per $1,000 of net assets), and the net investment income amounted to 2.07% of average net assets.
--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND INVESTOR SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                 YEAR         DEC. 1,
                                                ENDED         2000 TO
                                             AUG. 31,        AUG. 31,                      YEAR ENDED NOVEMBER 30,
                                                                            --------------------------------------------------------
                                                 2002           2001*          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $1.00           $1.00         $1.00         $1.00         $1.00         $1.00
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .021            .037          .060          .049          .053          .053
 Net Realized and Unrealized Gain (Loss)           --              --            --            --            --            --
 on Investments
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                .021            .037          .060          .049          .053          .053
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income           (.021)          (.037)        (.060)        (.049)        (.053)        (.053)
 Distributions from Realized Capital Gains         --              --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                            (.021)          (.037)        (.060)        (.049)        (.053)        (.053)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $1.00           $1.00         $1.00         $1.00         $1.00         $1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                    2.09%           3.78%         6.21%         4.97%         5.42%         5.41%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)         $49,784         $50,495       $45,719       $39,430       $33,732       $26,480
 Ratio of Total Expenses to
 Average Net Assets                             0.33%         0.33%**         0.33%         0.33%         0.33%         0.32%
 Ratio of Net Investment Income to              2.07%         4.92%**         6.04%         4.85%         5.28%         5.28%
 Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
**Annualized.


FEDERAL MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                YEAR         DEC. 1,
                                               ENDED         2000 TO
                                            AUG. 31,        AUG. 31,                    YEAR ENDED NOVEMBER 30,
                                                                            ----------------------------------------------------
                                                2002           2001*         2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00           $1.00        $1.00        $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .021            .037         .059         .048         .052         .052
 Net Realized and Unrealized Gain (Loss)          --              --           --           --           --           --
 on Investments
-------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations               .021            .037         .059         .048         .052         .052
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.021    )      (.037  )     (.059  )     (.048  )     (.052  )     (.052  )
 Distributions from Realized Capital Gains        --              --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                           (.021    )      (.037  )     (.059  )     (.048  )     (.052  )     (.052  )
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00           $1.00        $1.00        $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                   2.12%           3.78%        6.11%        4.89%        5.35%        5.35%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)         $6,794          $6,527       $5,495       $5,243       $4,263       $3,495
 Ratio of Total Expenses to
 Average Net Assets                            0.33%         0.33%**        0.33%        0.33%        0.33%        0.32%
 Ratio of Net Investment Income to             2.10%         4.92%**        5.94%        4.79%        5.21%        5.22%
 Average Net Assets
-------------------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
**Annualized.

21


TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                YEAR         DEC. 1,
                                               ENDED         2000 TO
                                            AUG. 31,        AUG. 31,                    YEAR ENDED NOVEMBER 30,
                                                                           ----------------------------------------------------
                                                2002          2001*          2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00           $1.00        $1.00        $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .020            .035         .056         .044         .050         .050
 Net Realized and Unrealized Gain (Loss)          --              --           --           --           --           --
 on Investments
-------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations               .020            .035         .056         .044         .050         .050
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.020)          (.035)       (.056)       (.044)       (.050)       (.050)
 Distributions from Realized Capital Gains        --              --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                           (.020)          (.035)       (.056)       (.044)       (.050)       (.050)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00           $1.00        $1.00        $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                   1.98%           3.58%        5.70%        4.51%        5.06%        5.10%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)         $4,822          $4,453       $4,107       $4,593       $3,942       $3,237
 Ratio of Total Expenses to
 Average Net Assets                            0.33%         0.33%**        0.33%        0.33%        0.33%        0.32%
 Ratio of Net Investment Income to             1.95%         4.68%**        5.53%        4.41%        4.94%        4.98%
 Average Net Assets
-------------------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
**Annualized.


ADMIRAL TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                YEAR         FEB. 1,
                                               ENDED         2001 TO
                                            AUG. 31,        AUG. 31,                     YEAR ENDED JANUARY 31,
                                                                           ----------------------------------------------------
                                                2002           2001*         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00           $1.00        $1.00        $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .021            .026         .059         .047         .050         .052
 Net Realized and Unrealized Gain (Loss)          --              --           --           --           --           --
 on Investments
-------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations               .021            .026         .059         .047         .050         .052
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.021)          (.026)       (.059)       (.047)       (.050)       (.052)
 Distributions from Realized Capital Gains        --              --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                           (.021)          (.026)       (.059)       (.047)       (.050)       (.052)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00           $1.00        $1.00        $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                   2.15%           2.65%        6.07%        4.79%        5.12%        5.31%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)        $10,608          $7,851       $6,746       $5,648       $5,057       $3,880
 Ratio of Total Expenses to
 Average Net Assets                            0.14%         0.15%**        0.15%        0.15%        0.15%        0.15%
 Ratio of Net Investment Income to             2.09%         4.49%**        5.90%        4.69%        4.97%        5.20%
 Average Net Assets
-------------------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from January 31 to August 31, effective August 31, 2001.
**Annualized.

                                                                              22
INVESTING WITH VANGUARD

One or more of the Funds are an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.
- If you have any questions about a Fund or Vanguard, including those about a Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS

Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS

Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
 In all cases, your transaction will be based on the Fund's next-determined net asset value (NAV) after Vanguard receives your request (or, in the case of new contributions, the next-determined NAV after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's NAV. This is known as your TRADE DATE.
 You begin earning dividends on the next business day after your contribution trade date. Shares continue earning dividends until the next business day after your exchange or redemption trade date.

EXCHANGES

The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Vanguard funds and increase their transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH NON-MONEY-MARKET FUNDS (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from a fund followed by a purchase back into the fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of a fund.
 Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.

23
- Be sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

ACCESSING FUND INFORMATION BY COMPUTER

VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM

Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.



The Vanguard Group, Vanguard, Plain Talk, Admiral, and the ship logo are trademarks of The Vanguard Group, Inc. All other marks are the exclusive property of their respective owners.

                   (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS


DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.


EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MONEY MARKET FUND
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

MONEY MARKET INSTRUMENTS
Short-term, liquid investments (usually with a maturity of 13 months or less) that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its
                                                                 ----
share value or share price.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and interest in other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.


YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about Vanguard Money Market Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual reports or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Funds' Investment Company Act
file numbers: Prime and Federal
Money Market Funds: 811-2554;
Treasury Money Market Fund:
811-7803; Admiral Treasury Money
Market Fund: 811-7043
(C) 2002 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I030 122002

Vanguard Prime Money Market Fund
Institutional Shares--December 18, 2002

This prospectus
contains financial data
for the Funds through
the fiscal period
ended August 31, 2002.

MONEY MARKET
PROSPECTUS

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VANGUARD PRIME MONEY MARKET FUND
Institutional Shares
Prospectus
December 18, 2002

--------------------------------------------------------------------------------
CONTENTS
  1 FUND PROFILE
  4 ADDITIONAL INFORMATION
  4 MORE ON THE FUND
  8 THE FUND AND VANGUARD
  8 INVESTMENT ADVISER
  9 DIVIDENDS AND TAXES
 10 SHARE PRICE
 10 FINANCIAL HIGHLIGHTS
 12 INVESTING WITH VANGUARD
   12 Buying Shares
   13 Converting Shares
   13 Redeeming Shares
   15 Exchanging Shares
   16 Other Rules You Should Know
   17 Fund and Account Updates
   18 Contacting Vanguard
 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 WHY READING THIS PROSPECTUS IS IMPORTANT

 This prospectus explains the investment objective, policies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk(R) explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 IMPORTANT NOTE ON THE PRIME MONEY MARKET FUND

 The Fund offers two separate classes of shares: Investor Shares and Institutional Shares. This prospectus offers the Fund's Institutional Shares, which are for investors who do not require special employee benefit plan services and who are willing to invest a minimum of $10 million. A separate prospectus offers the Fund's Investor Shares, which have an investment minimum of $3,000.

 The Fund's separate share classes have different expenses; as a result, their investment performances will differ.
-------------------------------------------------------------------------------

1

FUND PROFILE


INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES
The Fund invests in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to those in the two highest credit-quality categories. The Fund will maintain a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment; however, the Fund's performance could be hurt by:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for money market funds, so investors should expect the Fund's monthly income to fluctuate.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.
- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk should be very low for the Fund because it invests only in high-quality securities.

 AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and an average money market fund. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
           ANNUAL TOTAL RETURNS--INSTITUTIONAL SHARES
      ----------------------------------------------------
                        1992--3.88%
                        1993--3.18%
                        1994--4.27%
                        1995--6.01%
                        1996--5.46%
                        1997--5.61%
                        1998--5.57%
                        1999--5.20%
                        2000--6.47%
                        2001--4.37%
      ----------------------------------------------------
      The year-to-date return as of the most recent calendar quarter, which ended September 30, 2002, was 1.47%. Prior to October 28,1995, total returns are for Vanguard Institutional Money Market Portfolio.
      ----------------------------------------------------


 During the periods shown in the bar chart, the highest return for a calendar quarter was 1.66% (quarter ended September 30, 2000), and the lowest return for a quarter was 0.45% (quarter ended September 30, 2002).


      ---------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      ---------------------------------------------------------------------
                                                1 YEAR  5 YEARS    10 YEARS
      ---------------------------------------------------------------------
      Vanguard Prime Money Market Fund
       Institutional Shares                      4.37%   5.44%      5.00%
      Salomon Smith Barney 3-Month Treasury
      Bill Index                                 4.09    5.02       4.69
      Average Institutional Money Market Fund*   3.96    5.13       4.71
      ---------------------------------------------------------------------
      *Derived from data provided by Lipper Inc.
      ---------------------------------------------------------------------


 If you would like to know the current annualized 7-day yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

3

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Insti tutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2002.


    SHAREHOLDER FEES (fees paid directly from your investment)
    Sales Charge (Load) Imposed on Purchases:                       None
    Purchase Fee:                                                   None
    Sales Charge (Load) Imposed on Reinvested Dividends:            None
    Redemption Fee:                                                 None  *

    ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
    Management Expenses:                                           0.09%
    12b-1 Distribution Fee:                                         None
    Other Expenses:                                                0.02%
     TOTAL ANNUAL FUND OPERATING EXPENSES:                         0.11%

    *A $5 fee applies to wire redemptions under $5,000.

 The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $11          $35        $62         $141
--------------------------------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  FUND EXPENSES

 All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Prime Money Market Fund Institutional Shares' expense ratio in fiscal year 2002 was 0.11%, or $1.10 per $1,000 of average net assets. The average institutional taxable money market mutual fund had expenses in 2001 of 0.42%, or $4.20 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS                             NEWSPAPER ABBREVIATION
Declared daily and distributed on     VangPrInst
the first business day of each month
                                      VANGUARD FUND NUMBER
INVESTMENT ADVISER                    66
The Vanguard Group, Valley Forge,
Pa.,                                  CUSIP NUMBER
since inception                       922906508

INCEPTION DATE*                       TICKER SYMBOL
June 4, 1975; Institutional Shares    VMRXX
added
October 3, 1989

NET ASSETS (ALL SHARE  CLASSES) AS OF *The  Institutional  Shares  originated as
AUGUST 31, 2002                        Vanguard  Institutional Money Market
$53.7 billion                          Portfolio, a separate fund that merged
                                       into Vanguard Prime Money Market Fund on
                                       October 28, 1995.
MINIMUM INITIAL INVESTMENT
$10 million
--------------------------------------------------------------------------------



MORE ON THE FUND

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.
 The following  sections  explain the investment  policies that the Fund uses in pursuit of its  objective.  The Fund's  board of  trustees,  which  oversees the
Fund's management, may change investment policies in the interest of shareholders without a shareholder vote, unless those policies are designated as fundamental.

MARKET EXPOSURE

The Fund's primary policy is to invest in very high-quality money market instruments. Also known as cash investments, these instruments are considered short-term (that is, they usually mature in 13 months or less). The Fund will maintain a dollar-weighted average maturity of 90 days or less.

5


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            MONEY MARKET INSTRUMENTS

 The term "money market instruments" refers to a variety of short-term, liquid investments, usually with a maturity of 13 months or less. Some common types are Treasury bills and notes, which are securities issued by the U.S. government; commercial paper, which is a promissory note issued by a large company or financial firm; banker's acceptances, which are credit instruments guaranteed by a bank; and negotiable certificates of deposit, which are issued by banks in large denominations. Money market securities can pay a fixed, variable, or floating rate of interest.
--------------------------------------------------------------------------------





[FLAG]
THE FUND IS  SUBJECT  TO  INCOME  RISK,  WHICH  IS THE  CHANCE  THAT THE  FUND'S
DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. A FUND'S DIVIDENDS DECLINE WHEN THE INTEREST RATES FALL BECAUSE ONCE INTEREST RATES FALL, THE FUND MUST INVEST IN LOWER-YIELDING INSTRUMENTS. BECAUSE THE FUND'S INCOME IS BASED ON SHORT-TERM INTEREST RATES--WHICH CAN FLUCTUATE SIGNIFICANTLY OVER SHORT PERIODS--INCOME RISK IS EXPECTED TO BE HIGH.


SECURITY SELECTION

The Vanguard Group, adviser to the Fund, selects high-quality money market instruments. The Fund focuses on securities of a particular class of issuer (the U.S. government, U.S. government agencies, or non-government issuers). The Fund is managed without regard to tax ramifications.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY

 A money market instrument's credit quality depends on the issuer's ability to pay interest and, ultimately, to repay the principal. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance--in the rating agency's opinion--that the issuer will default, or fail to meet its payment obligations. Direct U.S. Treasury obligations (that is, securities backed by the U.S. government) carry the highest credit ratings. All things being equal, money market instruments with greater credit risk offer higher yields.
--------------------------------------------------------------------------------


[FLAG]
THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE ADVISER WILL DO A POOR JOB OF SELECTING SECURITIES.

 The Fund invests primarily in certificates of deposit, banker's acceptances, commercial paper, and other money market securities. Commercial paper must be rated Prime-1 by Moody's Investors Service, Inc., or A-1 by Standard & Poor's Corporation. Securities that are unrated must be issued by a company with a debt rating of A3 or better by Moody's or A- or better by Standard & Poor's. The Fund also invests in short-term corporate, state, and municipal obligations rated A3 or better by Moody's or A- or better by Standard & Poor's.
 Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations, which are mainly certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to those of U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the chances that a foreign government will not let

U.S. dollar--denominated assets leave the country; that the banks issuing Eurodollar obligations may not be subject to the same regulations as U.S. banks; and that political or economic developments will adversely affect investments in a foreign country. Before the Fund's adviser selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.
     The Fund also invests in securities issued by U.S. government agencies whose interest and principal payments typically are not backed by the full faith and credit of the U.S. government. These agencies include, among others, the Federal Home Loan Bank, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. The Fund also may invest in securities issued by the U.S. Treasury and U.S. government agencies that are backed by the full faith and credit of the U.S. government.

[FLAG]
THE FUND IS SUBJECT, TO A LIMITED EXTENT, TO CREDIT RISK, WHICH IS THE CHANCE THAT THE ISSUER OF A SECURITY WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

 While the credit quality of the Fund's securities is very high, the Fund faces more risk because it invests in money market securities issued by private companies. It is possible that one or more of these companies may experience financial difficulties and, as a result, may fail to pay interest to the Fund or return the Fund's principal when repayment is due.
 Also, bear in mind that, while the Fund invests in high-quality money market instruments, the Fund is not insured or guaranteed by the FDIC or any other agency of the U.S.
government.

[FLAG]
THE FUND RESERVES THE RIGHT TO INVEST IN REPURCHASE AGREEMENTS, WHICH ARE SUBJECT TO SPECIFIC RISKS.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              REPURCHASE AGREEMENTS

 A means of investing money for a short period, repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells government securities and agrees to repurchase the securities on a specific date (normally the next business day) at a specific price.
--------------------------------------------------------------------------------

 Repurchase agreements carry several risks. For instance, if the seller is unable to repurchase the securities as promised, the Fund may experience a loss when trying to sell the securities to another buyer. Also, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be used to pay off the seller's debts. The Fund's adviser believes that these risks can be controlled through careful security selection and monitoring.

[FLAG]
THE FUND RESERVES THE RIGHT TO INVEST, TO A LIMITED EXTENT, IN ADJUSTABLE-RATE SECURITIES, WHICH ARE TRADITIONAL TYPES OF DERIVATIVES.

7


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES


 A  derivative  is a financial  contract  whose value is based on (or  "derived"
 from) a traditional security (such as a stock or a bond), a money market benchmark (such as U.S. Treasury bill rates or the Federal Funds Effective
 Rate), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index).
--------------------------------------------------------------------------------


 An adjustable-rate security's interest rate, as the name implies, is not set; instead, it fluctuates periodically. Generally, the security's yield is based on a U.S. dollar-based interest-rate benchmark such as the Federal Funds Rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). These securities reset their yields on a periodic basis (for example, daily, weekly, or quarterly) or upon the change in the benchmark interest rate. These yields are closely correlated to changes in money market interest rates.
 The Fund will not use derivatives for speculative purposes or as leveraged investments that magnify the risks of an investment.
 In addition, the Fund may invest up to 10% of its net assets in illiquid securities. These are securities that the Fund may not be able to sell in the ordinary course of business.
 The Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

 THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

 The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------


THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $540 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
 Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.


INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as adviser to the Fund through its Fixed Income Group. As of August 31, 2002,
Vanguard served as adviser for about $399 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.
 The adviser places all orders for the purchase and sale of the Fund's portfolio securities, and obtains the best available price and most favorable execution for all transactions.
 For the fiscal year ended August 31, 2002, the advisory expenses represented an effective annual rate of 0.02% of the Fund's average net assets.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISER

 The managers primarily responsible for overseeing the Fund's investments are:

 IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group. He has worked in investment management since 1974 and has had primary responsibility for Vanguard's internal fixed income policy and strategy since joining the company in 1981. Education: B.A., Lafayette College; M.B.A., Pennsylvania State University.

 JOHN HOLLYER, Principal of Vanguard. He has worked in investment management since 1987 and has managed portfolio investments for Vanguard since 1989.
 Education: B.S., University of Pennsylvania.

 Mr. Hollyer manages the Fund on a day-to-day basis. Mr. MacKinnon is responsible for setting the Fund's broad investment policies and for overseeing the Fund manager.
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9

DIVIDENDS AND TAXES


FUND DISTRIBUTIONS

The Fund distributes to shareholders virtually all of its net income (interest less expenses). The Fund's income dividends accrue daily and are distributed on the first business day of every month. You can receive your income distributions in cash, or you can have them automatically reinvested in more shares of the Fund.

BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividend distributions that you receive are taxable to you as ordinary income for federal income tax purposes.
- Dividend distributions that you receive may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. government may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.

GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 30% of any taxable distributions or redemptions from your account if you do not:
-    Provide us with your correct taxpayer identification number;
-    Certify that the taxpayer identification number is correct; and
-    Confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.
     The instruments held by the Fund are valued on the basis of amortized cost. Although the stable share price is not guaranteed, the NAV of Vanguard money market funds is expected to remain at $1 per share. Instruments are purchased and managed with that goal in mind.
     Vanguard money market fund yields can be found weekly in the money market fund listings of most major newspapers, separate from the share price listings for other mutual funds.


FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Institutional Shares financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Institutional Shares (assuming reinvestment of all dividend distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE


The Institutional Shares began fiscal year 2002 with a net asset value (price) of $1.00 per share. During the year, each Institutional Share earned $0.023 from investment income (interest).


Shareholders received $0.023 per share in the form of dividend distributions. The earnings ($0.023 per share) minus the distributions ($0.023 per share) resulted in a share price of $1.00 at the end of the year. For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 2.31% for the year.

As of August 31, 2002, the Institutional Shares had $3.9 billion in net assets. For the year, the expense ratio was 0.11% ($1.10 per $1,000 of net assets), and the net investment income amounted to 2.27% of average net assets.
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11


PRIME MONEY MARKET FUND INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------------------------------
                                                 YEAR         DEC. 1,
                                                ENDED         2000 TO
                                             AUG. 31,        AUG. 31,                          YEAR ENDED
                                                                                               NOVEMBER 30,
                                                                            ---------------------------------------------------
                                                 2002           2001*         2000         1999         1998        1997
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $1.00           $1.00        $1.00        $1.00        $1.00       $1.00
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .023            .039         .062         .050         .055        .054
 Net Realized and Unrealized Gain (Loss)           --              --           --           --           --          --
 on Investments
-------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                .023            .039         .062         .050         .055        .054
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income           (.023)          (.039)       (.062)       (.050)       (.055)      (.054)
 Distributions from Realized Capital Gains         --              --           --           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                            (.023)          (.039)       (.062)       (.050)       (.055)      (.054)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $1.00           $1.00        $1.00        $1.00        $1.00       $1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                    2.31%           3.93%        6.39%        5.15%         5.61%       5.59%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)          $3,893          $3,850       $2,660       $1,776       $1,143        $951
 Ratio of Total Expenses to
 Average Net Assets                             0.11%         0.13%**        0.15%        0.15%        0.15%       0.15%
 Ratio of Net Investment Income to              2.27%         5.03%**        6.24%        5.04%        5.46%       5.44%
 Average Net Assets
-------------------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
**Annualized.


--------------------------------------------------------------------------------
 INVESTING WITH VANGUARD

 This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, Investing Made Easy, provides information that will help individual investors make the most of their relationship with Vanguard. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions at the end of this section.

                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                                EXCHANGING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------


BUYING SHARES


ACCOUNT MINIMUMS
TO OPEN AND MAINTAIN AN ACCOUNT: $10 million. Vanguard Institutional clients may meet the minimum investment amount by aggregating up to three separate accounts within the same fund. This exception does not apply to clients receiving special administrative services from Vanguard, nor does this exception apply to omnibus accounts maintained by financial intermediaries.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.
     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.


HOW TO BUY SHARES
ONLINE: You can open certain types of accounts or buy shares in an existing account through our website at www.vanguard.com.
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group-66. For a list of addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard(R) fund. See Exchanging Shares and Other Rules You Should Know.
BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.
BY FUND EXPRESS(R) (AUTOMATIC OR SPECIAL PURCHASES): You can purchase shares by electronically transferring money from a previously designated bank account. To establish this option, you must complete a special form or the appropriate section of your account registration.

YOUR PURCHASE PRICE
ONLINE, BY EXCHANGE, OR BY WIRE: You buy shares at a fund's NAV determined as of your TRADE DATE. For all Vanguard funds, purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) receive a trade date of the same day, and purchases received after that time receive a trade date of the first business day following the date of receipt.
BY CHECK: For check purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), the trade date is the first business day following the date of receipt. For purchases received after that time, the trade date is the second business day following the date of receipt. Money market instruments can be purchased only with federal funds, and it takes a mutual fund one business day to convert check proceeds into federal funds.
BY FUND EXPRESS: For all Vanguard funds, Fund Express purchases received at Vanguard before the close of regular trading on the Exchange receive a trade date of the next business day (two business days later for money market funds).

13

EARNING DIVIDENDS
You begin earning dividends on the next business day after your trade date. When buying money market fund shares through a federal funds wire, however, you can begin earning dividends immediately by notifying Vanguard before 10:45 a.m. (2 p.m. for Vanguard Prime Money Market Fund), Eastern time, that you intend to make a wire purchase that day.

PURCHASE RULES YOU SHOULD KNOW
^CHECK PURCHASES. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, to protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^NEW ACCOUNTS. We are required by law to obtain from you certain personal information that will be used by us to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right to close your account or take such other steps as we deem reasonable.
^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund.


CONVERTING SHARES


ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NONTAXABLE EVENT.

PRICING OF SHARE CLASS CONVERSIONS
If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared with that of your "old" shares.

CONVERSION FROM INVESTOR SHARES
You may convert Investor Shares of the Fund into Institutional Shares of the Fund, provided that your account balance in the Fund is at least $10 million.

MANDATORY CONVERSIONS INTO INVESTOR SHARES
If an investor no longer meets the requirements for Institutional Shares, the Fund may reclassify the investor's Institutional Shares into Investor Shares. A decline in the investor's account balance because of market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares.


REDEEMING SHARES


HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at www.vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.
BY FUND EXPRESS: If you've established the Fund Express option on your account, you can redeem shares by electronically transferring your redemption proceeds to a previously designated bank account. The Fund Express option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

EARNING DIVIDENDS
Shares continue earning dividends until the next business day after your trade date. For money market funds only, if you redeem shares with a same-day wire request before 10:45 a.m. (2 p.m. for Vanguard Prime Money Market Fund), Eastern time, the shares will stop earning dividends that same day.

TYPES OF REDEMPTIONS
^CHECK REDEMPTIONS. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.

15

^EXCHANGE REDEMPTIONS. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.
^FUND EXPRESS REDEMPTIONS. Proceeds of shares redeemed by Fund Express will be credited to your bank account two business days after your trade date.
^WIRE REDEMPTIONS. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. A $5 fee applies to wire redemptions under $5,000. Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m. (2 p.m. for Vanguard(R) Prime Money Market Fund), Eastern time, the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.
Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. ^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
^RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).

^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable, or wire your redemption proceeds, to a different person or send the check to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.


EXCHANGING SHARES


All open Vanguard funds accept exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail. However, because excessive exchanges can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on the exchange privilege.


 If you are exchanging into or out of the U.S. STOCK INDEX FUNDS, INTERNATIONAL STOCK INDEX FUNDS, REIT INDEX FUND, BALANCED INDEX FUND, CALVERT SOCIAL INDEX
FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL VALUE FUND, INTERNATIONAL EXPLORER(TM) FUND, or GROWTH AND INCOME FUND, these limits generally are as follows:
nNo online or telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days. Any exchange request placed during these hours will not be accepted. On days when the New York Stock Exchange is scheduled to close early, this end-of-day restriction will be adjusted to begin 11^2 hours prior to the scheduled close. (For example, if the New York Stock Exchange is scheduled to close at 1 p.m., Eastern time, the cutoff for online and phone exchanges will be 11:30 a.m., Eastern time.)
nNo more than two exchanges OUT of a fund may be requested online or by telephone within any 12-month period.

17

 For ALL OTHER VANGUARD FUNDS, the following limits generally apply:
- No more than two substantive "round trips" through a non-money-market fund during any 12-month period. A "round trip" is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means). "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the fund.
-    Round trips must be at least 30 days apart.

     Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Vanguard also reserves the right to waive or modify the exchange privilege for certain categories of investors. In the event of a conflict between the exchange-privilege limitations of two funds, the stricter policy will apply to the transaction.


OTHER RULES YOU SHOULD KNOW


VANGUARD.COM(R)
^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
^SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit online exchanges between 2:30 p.m. and 4 p.m., Eastern time on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing. ^TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:

 - Ten-digit account number.
 - Complete owner name and address.
 - Primary Social Security or employer identification number.
 - Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
^SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
 - The fund name and account number.
 - The amount of the transaction (in dollars, shares, or percent).
 - Authorized signature, as registered on the account.
 - Signature guarantees, if required for the type of transaction.*
 - Any supporting legal documentation that may be required.
*For instance, signature guarantees must be provided by all registered account owners when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature-guarantee requirements.

ACCOUNTS WITH MORE THAN ONE OWNER In the case of an account with more than one owner, Vanguard will accept telephone or written instructions from any owner unless all owners specifically instruct us otherwise.

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

19

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies.

LOW-BALANCE ACCOUNTS
The Fund reserves the right to convert an investor's Institutional Shares into Investor Shares of the Fund if the investor's fund account balance falls below the minimum initial investment. Any such conversion will be preceded by written notice to the investor.


FUND AND ACCOUNT UPDATES


CONFIRMATION STATEMENTS
We will send you a statement confirming the trade date and amount of your transaction when you buy, sell, or exchange shares.

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

AVERAGE-COST REVIEW STATEMENTS
For most taxable accounts, average-cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.

ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard Prime Money Market Fund will be mailed twice a year, in July and January. These comprehensive reports include overviews of the financial markets and specific information concerning the Fund:
- Performance assessments with comparisons to industry benchmarks.
- Reports from the adviser.
- Financial statements with detailed listings of the Fund's holdings.
 To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder, unless you contact our Client Services Department in writing, by telephone, or by e-mail and instruct us otherwise.
 Vanguard can deliver your Fund reports electronically, if you prefer. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of Fund reports by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will send paper copies of Fund reports within 30 days of receiving your notice.


CONTACTING VANGUARD

ONLINE
VANGUARD.COM
- Your best source of Vanguard news
- For fund, account, and service information
- For most account  transactions
- For literature requests n 24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT(R)
1-800-662-6273
(ON-BOARD)
- For automated fund and account information
- For redemptions by check, exchange (subject to certain limitations), or wire
- Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
- For fund and service information
- For literature requests
- Business hours only

21

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
- For account information
- For most account transactions
- Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
- For information and services for large institutional investors
- Business hours only

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGISTERED, EXPRESS, OR OVERNIGHT MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBER
Please use the specific fund number when contacting us about Vanguard Prime Money Market Fund Institutional Shares--66.



The Vanguard Group, Vanguard, Vanguard.com, PlainTalk, Vanguard Fund Express, Fund Express, Explorer, Vanguard Tele-Account, Tele-Account, and the ship logo are trademarks of The Vanguard Group, Inc. Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by the Vanguard Group, Inc. Vanguard Calvert Social Index fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation as to the advisability investing in the fund. All other marks are the exclusive property of their respective owners.

                                     PART B



                        VANGUARD(R) MONEY MARKET FUNDS
                           VANGUARD(R) TREASURY FUND
                           VANGUARD(R) ADMIRAL FUNDS


               (INDIVIDUALLY THE TRUST; COLLECTIVELY THE TRUSTS)


                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 18, 2002


  This Statement is not a prospectus but should be read in conjunction with the Trusts' current Prospectuses (dated December 18, 2002). To obtain, without charge, a Prospectus or the most recent Annual Report to Shareholders, which contains the Trusts' financial statements as hereby incorporated by reference, please call:


                         INVESTOR INFORMATION DEPARTMENT


                                 1-800-662-7447


                                TABLE OF CONTENTS
                                                                 PAGE
                                                                 ----
DESCRIPTION OF THE TRUSTS ........................................B-1
INVESTMENT POLICIES..............................................B-3
FUNDAMENTAL INVESTMENT LIMITATIONS...............................B-11
CALCULATION OF TOTAL RETURN......................................B-13
CALCULATION OF YIELD.............................................B-13
SHARE PRICE......................................................B-14
PURCHASE OF SHARES...............................................B-15
REDEMPTION OF SHARES.............................................B-15
MANAGEMENT OF THE FUNDS..........................................B-16
FINANCIAL STATEMENTS.............................................B-24
DESCRIPTION OF SECURITIES AND RATINGS............................B-24
COMPARATIVE INDEXES..............................................B-27

                            DESCRIPTION OF THE TRUSTS


ORGANIZATION


  Vanguard Money Market Funds was organized as Whitehall Money Market Trust in 1974 before becoming a Maryland corporation in 1985. It then reorganized as a Delaware statutory trust in May, 1998. Prior to its reorganization as a Delaware statutory trust, the Trust was known as Vanguard Money Market Reserves, Inc. Vanguard Treasury Fund was organized as a Delaware statutory trust in August, 1996. Prior to its organization as a Delaware statutory trust, the Trust operated as the U.S. Treasury Portfolio of Vanguard Money Market Reserves. Vanguard Admiral Funds was organized as a Maryland corporation in 1992, and was reorganized as a Delaware statutory trust in May, 1998. Each Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end, diversified management investment company. The Trusts currently offer the following Funds and classes of shares:



                           VANGUARD MONEY MARKET FUNDS
Vanguard(R) Prime Money Market Fund (Investor Shares and Institutional Shares)


         Vanguard(R) Federal Money Market Fund (Investor Shares only)


                             VANGUARD TREASURY FUND
        Vanguard(R) Treasury Money Market Fund (Investor Shares only)

                              VANGUARD ADMIRAL FUND
  Vanguard(R) Admiral(TM) Treasury Money Market Fund (Investor Shares only)

                (individually, a Fund; collectively, the Funds)

  Each Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that a Trust may issue for a single fund or class of shares.


SERVICE PROVIDERS


  CUSTODIAN. The Bank of New York, One Wall Street, New York, NY 10286, serves as the Funds' custodian. The custodian is responsible for maintaining the Funds' assets and keeping all necessary accounts and records of Fund assets.


  INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, serves as the Funds' independent accountants. The accountants audit the Funds' annual financial statements and provide other related services.


  TRANSFER AND DIVIDEND-PAYING AGENT. The Funds' transfer agent and dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355.


CHARACTERISTICS OF THE FUNDS' SHARES


  RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Funds' shares, other than the possible future termination of either of the Trusts or any of their Funds. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected fund. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.


  SHAREHOLDER LIABILITY. The Funds are organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of a Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.


  DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.


  VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or fund; or (iii) the trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of a Fund's net assets, and to change any fundamental policy of the Fund. Unless otherwise required by applicable law, shareholders of the Funds receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the fund affected by a particular matter are entitled to vote on that matter. Voting rights are noncumulative and cannot be modified without a majority vote.


  LIQUIDATION RIGHTS. In the event of liquidation, shareholders will be entitled to receive a pro rata share of the net assets of the applicable Fund.


  PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of the Funds.


  CONVERSION RIGHTS. Shareholders of the Prime Money Market Fund may convert their shares into another class of shares upon the satisfaction of any then applicable eligibility requirements. There are no conversion rights associated with the Federal, Treasury, or Admiral Treasury Money Market Funds' shares.


  REDEMPTION PROVISIONS. The Funds' redemption provisions are described in their current prospectuses and elsewhere in this Statement of Additional Information.

  SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.


  CALLS OR ASSESSMENT. The Funds' shares, when issued, are fully paid and non-assessable.


TAX STATUS OF THE FUNDS


  Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. This special tax status means that a fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, a fund must comply with certain requirements. If a fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, a fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.



                               INVESTMENT POLICIES


  BORROWING. A fund's ability to borrow money is limited by its investment policies, by the Investment Company Act of 1940, as amended ("1940 Act"), and by exemptive orders, no-action letters, interpretations and other pronouncements by the Securities and Exchange Commission and its staff ("SEC") and any other regulatory authority having jurisdiction, from time to time. Under the 1940 Act, a fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund's total assets made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.


  Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.


  The SEC takes the position that other transactions that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the fund. These transactions can include entering into reverse repurchase agreements, engaging in mortgage dollar roll transactions, selling securities short (other than short sales "against-the-box"), buying and selling certain derivatives (such as futures contracts), selling (or writing) put and call options, engaging in sale-buybacks, entering into firm commitment agreements and standby commitment agreements, engaging in when-issued, delayed delivery and forward commitment transactions, and other trading practices that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing (additional discussion about a number of these transaction can be found below). A borrowing transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund (1) "covers" the borrowing transaction by maintaining an offsetting financial position or (2) segregates liquid assets (with such liquidity determined by the adviser in accordance with procedures established by the board of trustees) equal (as determined on a daily mark-to-market basis) in value to the fund's potential economic exposure under the borrowing transaction. A fund may have to buy or sell a security at a disadvantageous time or price in order to cover a borrowing transaction or segregate sufficient liquid assets. In addition, assets so segregated may not be available to satisfy redemptions or for other purposes.


  DEBT SECURITIES. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed-income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities and asset-backed securities. Debt securities include investment grade securities, non-investment grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.


  DERIVATIVES. A derivative is a financial instrument which has a value that is based on--or "derived from"-- the values of other assets, reference rates or indices. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates and related indices. Derivatives include futures contracts and options on futures contracts (see additional discussion below), forward agreements (see additional discussion below), options on securities (see additional discussion below), caps, floors, collars, swap agreements (see additional discussion below) and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter ("OTC") market. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes. There is no assurance that any derivatives strategy used by a fund's adviser will succeed. A fund will not use derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.


  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.


  The use of a derivative agreement involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit derivatives can result in losses if a fund's adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.


  Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.


  Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.


  Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions. Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."


  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its adviser will incorrectly forecast future market trends or the values of assets, reference rates, indices or other economic factors in establishing derivative positions for the fund. If the adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.


  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract is a standardized agreement between two parties to buy or sell at a specific time in the future a specific quantity of a commodity at a specific price. The commodity may consist of an asset, a reference rate, or an index. A security futures contract relates to the sale of a specific quantity of shares of a single equity security or a narrow-based securities index. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying commodity. The buyer of a futures contract enters into an agreement to purchase the underlying commodity on the settlement date and is said to be "long" the contract. The seller of a futures contract enters into an agreement to sell the underlying commodity on the settlement date and is said to be "short" the contract. The price at which a futures contract is entered into is established by open outcry on the floor of an exchange between exchange members acting as traders or brokers. Open futures contracts can be liquidated or closed out by physical delivery of the underlying commodity or payment of the cash settlement amount on the settlement date, depending on the terms of the particular contract. Some financial futures contracts (such as security futures) provide for physical settlement at maturity. Other financial futures contracts (such as those relating to interest rates, foreign currencies and broad-based securities indices) generally provide for cash settlement at maturity. In the case of cash settled futures contracts, the cash settlement amount is equal to the difference between the final settlement price on the last trading day of the contract and the price at which the contract was entered into. Most futures contracts, however, are not held until maturity but instead are "offset" before the settlement date through the establishment of an opposite and equal futures position.


  The purchaser or seller of a futures contract is not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the purchaser and seller are required to deposit "initial margin" with a futures commission merchant ("FCM") when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract's market value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process is known as "marking-to-market." Because the exchange of initial and variation margin payments prior to the settlement date will not represent payment in full for a futures contract, a fund's futures transactions can be considered borrowing transactions. A futures transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."


  An option on a futures contract (or "futures option") conveys the right, but not the obligation, to purchase (in the case of a "call" option) or sell (in the case of a "put" option) a specific futures contract at a specific price (called the "exercise" or "strike" price) any time before the option expires. The buyer of a call option is said to go "long" a futures contract, while the buyer of a put option is said to go "short" a futures contract. The seller of an option is called an option writer. The purchase price of an option is called the "premium." Although the potential loss to an option buyer is limited to the amount of the premium plus transaction costs, that person can lose the entire amount of the premium. This will be the case, for example, if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Generally, any profit realized by an option buyer represents a loss for the option writer.


  A fund that takes the position of a writer of a futures option is required to deposit and maintain initial and variation margin with respect to the option, as described above in the case of futures contracts. Because the exchange of initial and variation margin payments prior to the expiration date of the option will not represent payment in full for a futures option, a fund's put and call option transactions can be considered borrowing transactions. A futures option transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."


  Each fund intends to comply with the Rule 4.5 of the Commodity Futures Trading Commission ("CFTC"), under which a mutual fund avoids being deemed a "commodity pool" or a "commodity pool operator" by limiting its use of futures contracts and futures options to "bona fide hedging" transactions (as defined by the CFTC) and by limiting the maximum amount or value of those futures and options transactions that do not constitute bona fide hedging transactions. A fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.


  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS--RISKS. The risk of loss in trading futures contracts and in writing futures options can be substantial, due to the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract, and the writing of a futures option, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, a fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so. In addition, on the settlement date, a fund may be required to make delivery of the instruments underlying the futures positions it holds.


  A fund could suffer losses if it is unable to close out a futures contract or a futures option because of an illiquid secondary market. Futures contracts and futures options may be closed out only on an exchange which provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.


  A fund bears the risk that its adviser will incorrectly predict future market trends. If the adviser attempts to use a futures contract or a futures option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.


  A fund could lose margin payments it has deposited with its FCM, if, for example, the FCM breached its agreement with the fund or became insolvent or goes into bankruptcy. In that event, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.


  INTERFUND BORROWING AND LENDING. The SEC has issued an exemptive order permitting the Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the SEC's exemptive order.


  OTHER INVESTMENT COMPANIES. A fund may invest in other investment companies (including other Vanguard funds), subject to the limitations of the 1940 Act and the fund's investment policies. Under the 1940 Act, a fund generally may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. If a fund invests in investment companies, shareholders will bear not only their proportionate share of the fund's expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the fund but also to the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded in the secondary market.


  REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the board of trustees will monitor a fund's repurchase agreement transactions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a fund. The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the fund not within its control and therefore the realization by the fund on such collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.


  RESTRICTED AND ILLIQUID SECURITIES. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on a fund's books. Illiquid securities may include a wide variety of investments, such as repurchase agreements maturing in more than seven days, OTC options contracts and certain other derivatives (including certain swap agreements), fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), participation interests in loans, municipal lease obligations, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended ("1933 Act"), and securities whose disposition is restricted under the federal securities laws. Illiquid securities include restricted, privately placed securities that, under the federal securities laws, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers, they may be considered illiquid securities-meaning that they could be difficult for a fund to convert to cash if needed. If a substantial market develops for a restricted security (or other illiquid investment) held by a fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the board of trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. While a fund's adviser monitors the liquidity of restricted securities on a daily basis, the board of trustees oversees and retains ultimate responsibility for the adviser's decisions. Several factors that the board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, brokers and dealers that trade in the security, and the availability of information about the security's issuer.


  SECURITIES LENDING. A fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its investment securities, a fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the fund. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.


  The terms and the structure and the aggregate amount of securities loans must be consistent with the 1940 Act, and the rules or interpretations of the SEC thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the fund's total assets, and require that (1) the borrower pledge and maintain with the fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (2) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (3) the loan be made subject to termination by the fund at any time, and (4) the fund receive reasonable interest on the loan (which may include the fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by each fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the borrower, will be considered in making decisions with respect to the lending of securities, subject to review by the board of trustees, and a fund may pay such fees. At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.


  SWAP AGREEMENTS. A swap agreement is an agreement between two parties ("counterparties") to exchange payments at specified dates ("periodic payment dates") on the basis of a specified amount ("notional amount") with the payments calculated with reference to a specified asset, reference rate or index.


  Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps and total return swaps. Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty. Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchange for floating rate payments; dollar-denominated payments may be exchanged for non-dollar-denominated payments; and payments tied to the price of one asset, reference rate or index may be exchanged for payments tied to the price of another asset, reference rate or index.


  An option on a swap agreement, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based "premium." A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.


  The use of swap agreements by a fund entails certain risks, which are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.


  Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. For this reason, a swap transaction may be subject to a fund's limitation on investments in illiquid securities.


  Swap agreements may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.


  Because some swap agreements have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. Certain swap transactions may be considered to constitute borrowing transactions. Such a swap transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."


  Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its adviser will not accurately forecast future market trends or the values of assets, reference rates, indices or other economic factors in establishing swap positions for the fund. If the adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many swaps, in particular OTC swaps, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.


  The use of a swap agreement involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if a fund's adviser does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.

  The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.


  TAX MATTERS--FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. A fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by a fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A fund may be required to defer the recognition of losses on one position, such as futures contracts, to the extent of any unrecognized gains on a related offsetting position held by the fund.


  In order for a fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.


  A fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the fund's other investments and shareholders will be advised on the nature of the distributions.


  TAX MATTERS--FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock);
(2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Code and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts a fund may make or enter into will be subject to the special currency rules described above.


  TAX MATTERS--FOREIGN TAX CREDIT. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements, a tax credit on their tax returns. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.


  TEMPORARY INVESTMENTS. A fund may take temporary defensive measures that are inconsistent with the fund's normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political or other conditions. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (2) shares of other investment companies which have investment objectives consistent with those of the fund; (3) repurchase agreements involving any such securities; and
(4) other money market instruments. There is no limit on the extent to which the fund may take temporary defensive measures. In taking such measures, the fund may fail to achieve its investment objective.


  WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS. When-issued, delayed delivery, and forward commitment transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss. A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund. When-issued, delayed delivery, and forward commitment transactions may be considered to constitute borrowing transactions. When-issued, delayed delivery and forward commitment transactions will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."


                       FUNDAMENTAL INVESTMENT LIMITATIONS


  Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the affected Fund's shares. For these purposes, a "majority" of shares means the lesser of: (i) shares representing 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund's net assets are present or represented by proxy; or (ii) shares representing more than 50% of the Fund's net assets.


  BORROWING. Each Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund may borrow money through banks, reverse repurchase agreements (with the exception of the Admiral Treasury Money Market Fund), or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions.


  Each Fund may not borrow to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely dispositions of portfolio securities. When borrowing exceeds 5% of the Fund's net assets, the Fund will repay all borrowings before making additional investments, and interest paid on such borrowings will reduce net income. (This portion of the borrowing policy is non-fundamental for Vanguard Admiral Treasury Money Market Fund.)


  COMMODITIES. Each Fund may not invest in commodities or commodity contracts.


  DIVERSIFICATION. Each Fund may not purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities. The Fund may, however, invest in a single issuer as permitted by the Commission (which currently permits a money market fund to invest up to 25% of its total assets in the highest-quality securities of a single issuer for a period of up to three business days). Additionally, the Admiral Treasury Money Market Fund may not purchase more than 10% of the outstanding voting securities of any one issuer.


  ILLIQUID SECURITIES. Each Fund may not acquire any security if, as a result, more than 10% (any percentage for the Admiral Treasury Money Market Fund) of its net assets would be invested in securities that are illiquid.


  INDUSTRY CONCENTRATION. Each Fund may not invest more than 25% of its total assets in any one industry, provided that there is no limitation with respect to investments in U.S. Treasury bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities, or certificates of deposit or banker's acceptances of domestic institutions.


  INVESTING FOR CONTROL. Each Fund may not invest in a company for purposes of controlling its management.


  INVESTMENT COMPANIES. Each Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares a Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.


  LOANS. Each Fund may not make loans to other persons, except by the purchase of obligations in which the Fund is authorized to invest, or through Vanguard's interfund lending program. Each Fund may also enter into repurchase agreements and lend its portfolio securities. The Prime and Federal Money Market Funds may not enter into repurchase agreements if, as a result thereof, more than 10% of the net assets of the Fund (taken at current value) would be subject to repurchase agreements maturing in more than seven days.


  MARGIN. Each Fund may not purchase securities on margin or sell securities short.


  OIL, GAS, MINERALS. Each Fund may not invest in interests in oil, gas or other mineral exploration or development programs.


  PLEDGING ASSETS. Each Fund may pledge, mortgage or hypothecate its assets in an amount up to 15% (10% for the Admiral Treasury Money Market Fund) of its net assets, but only to secure borrowings for temporary or emergency purposes.


  PUTS, CALLS, WARRANTS, SPREAD OPTIONS. Each Fund may not purchase or sell put or call options, or combinations thereof. The Admiral Treasury Money Market Fund may not purchase or sell warrants. The Prime, Treasury, and Federal Money Market Funds may not purchase or sell straddle or spread options.


  REAL ESTATE. Each Fund may not invest directly in real estate. The Admiral Treasury Money Market Fund may not invest in real estate investment trust securities.


  SENIOR SECURITIES. Each Fund may not issue senior securities, except in compliance with the 1940 Act.


  UNDERWRITING. Each Fund may not engage in the business of underwriting securities issued by other persons. The Funds will not be considered an underwriter when disposing of their investment securities.


  The above mentioned investment limitations are considered at the time investment securities are purchased.


  None of these limitations prevents a Fund from participating in The Vanguard Group (Vanguard). Because each Fund is a member of the Group, it may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirement. See "Management of the Funds" for more information.

                           CALCULATION OF TOTAL RETURN


  The average annual total return of each Fund for the one-, five-, and ten-year periods ended August 31, 2002, is set forth below:

 FUND
 ----
 Prime Money Market Fund
 Investor Shares              2.09%            4.76%                4.67%
 Prime Money Market Fund
 Institutional Shares*        2.31             4.96                 4.85
 Federal Money Market
 Fund                         2.12             4.72                 4.62
 Treasury Money Market
 Fund**                       1.98             4.42                 4.37
 Admiral Treasury Money
 Market Fund                  2.15             4.60                 4.59+
---------
** Prior to October 28, 1995, total returns are for Vanguard Institutional Money Market Portfolio.
**Prior to December 2, 1996, known as the U.S. Treasury Portfolio.
 +Since inception, December 14, 1992.

AVERAGE ANNUAL TOTAL RETURN


  Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years, or the life of each Fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the Funds' shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                              T = (ERV/P)/1/N /- 1

  Where:

          T =average annual total return P =a hypothetical initial investment of $1,000 n =number of years ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

CUMULATIVE TOTAL RETURN


  Cumulative  total return is the  cumulative  rate of return on a  hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of each Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):


                                C = (ERV/P) - 1

  Where:

          C   =cumulative total return
          P   =a hypothetical initial investment of $1,000
          ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

                              CALCULATION OF YIELD


  The current yield of each Fund is calculated daily on a base period return of a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes) in such account by its average net asset value for the period, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Fund, including dividends on both the original share and on such additional shares. An effective yield, which reflects the effects of compounding and represents an annualization of the current yield with all dividends reinvested, may also be calculated for the Fund by adding 1 to the net change, raising the sum to the 365/7 power, and subtracting 1 from the result.


  Set forth below is an example, for purposes of illustration only, of the current and effective yield calculations for each of the Funds for the 7-day base period ended August 31, 2002.


                            PRIME MONEY         PRIME MONEY       FEDERAL MONEY
                            MARKET FUND         MARKET FUND        MARKET FUND
                          INVESTOR SHARES   INSTITUTIONAL SHARES
  Value of account at             $1.00000              $1.00000       $1.00000
  beginning of period.
  Value of same account            1.00029               1.00034        1.00030
  at end of period*. .
  Net change in account           $ .00029              $ .00034       $ .00030
  value. . . . . . . .
  Annualized current net             1.53%                 1.77%          1.56%
  yield
  (Net change X/ 365/7) ^^average net asset value. . .
  Effective Yield                    1.52%                 1.79%          1.58%
  [(Net change) +
  1]/365/7 /- 1. . . .
  Average weighted                 61 days               61 days        61 days
  maturity of
  investments. . . . .



                                       TREASURY MONEY  ADMIRAL TREASURY MONEY
                                        MARKET FUND         MARKET FUND
  Value of account at beginning of           $1.00000                $1.00000
  period. . . . . . . . . . .
  Value of same account at end of             1.00027                 1.00031
  period*. . . . . . . . . .
  Net change in account value                $ .00027                $ .00031
  Annualized current net yield                  1.44%                   1.62%
  (Net change X/ 365/7)
  ^^average net asset value.
  Effective Yield                               1.42%                   1.63%
  [(Net change) + 1]/365/7 /- 1
  Average weighted maturity of                68 days                 68 days
  investments. . . . . . . .

 * Exclusive of any capital changes and income other than investment income.


  Each Fund seeks to maintain, but does not guarantee, a constant net asset value of $1.00. The yield of each Fund will fluctuate. The annualization of a week's dividend is not a representation by the Fund as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Fund invests in, changes in interest rates on instruments, changes in the expenses of the Funds and other factors. Yields are one basis investors may use to analyze the Funds, and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing portfolio instruments, computing net asset values and calculating yields.


                                   SHARE PRICE



  Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share for the Federal, Treasury, and Admiral Treasury Money Market Funds is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. NAV per share for the Prime Money Market Fund is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.



  The instruments held by the Funds are valued on the basis of amortized cost.

  Although the stable share price is not guaranteed, the NAV of Vanguard money market funds is expected to remain at $1.00 per share. Instruments are purchased and managed with that goal in mind.


  Vanguard money market fund yields can be found weekly in the money market fund listings of most major newspapers, separate from the share price listings for other mutual funds.


  It is the policy of each Fund to attempt to maintain a net asset value of $1.00 per share for sales and redemptions. The instruments held by the Fund are valued on the basis of amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price which the Fund would receive if it sold the instrument. Such procedures will include a review of the Funds' holdings by the trustees, at such intervals as they may deem appropriate, to determine whether the Funds' net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the trustees. If such deviation exceeds 1/2 of 1%, the trustees will promptly consider what action, if any, will be initiated. In the event the trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they have agreed to take such corrective action as they regard as necessary and appropriate, including the sale of fund instruments prior to maturity to realize capital gains or losses or to shorten average fund maturity; withholding dividends; making a special capital distribution; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations.


  The use of amortized cost and the maintenance of each Fund's net asset value at $1.00 is based on its election to operate under Rule 2a-7 under the 1940 Act. As a condition of operating under that rule, each Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in securities that are determined by methods approved by the trustees to present minimal credit risks and that are of high quality as determined by the requisite rating services, or in the case of an instrument not so rated, determined by methods approved by the trustees to be of comparable quality.


                               PURCHASE OF SHARES


  Each Fund reserves the right in its sole discretion (i) to suspend the offerings of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.


                              REDEMPTION OF SHARES


  Each Fund may suspend  redemption  privileges  or postpone the date of payment
(i) during any period that the Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.


  Each Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.


  No charge is made by a Fund for redemptions; except for wire withdrawals in amounts less than $5,000 which will be subject to a maximum charge of $5.00. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by each Fund.

                             MANAGEMENT OF THE FUNDS


THE VANGUARD GROUP


  Each Fund is a member of The Vanguard Group of Investment Companies, which consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc. (Vanguard), the Funds and the other funds in The Vanguard Group obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several Vanguard funds.


  Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each fund pays its share of Vanguard's total expenses which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses such as legal, auditing, and custodian fees.


  Each fund's officers are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the funds.


  Vanguard, Vanguard Marketing Corporation, the funds' advisers, and the funds have adopted Codes of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The Codes permit access persons to invest in securities for their own accounts, including securities that may be held by the funds, but places substantive and procedural restrictions on their trading activities. For example, the Codes require that access persons of the funds receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the funds.


  Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the funds. The amounts which each of the funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. The Amended and Restated Funds' Service Agreement provides as follows: (a) each Vanguard fund may invest up to 0.40% of its current net assets in Vanguard, and (b) there is no other limitation on the dollar amount that each Vanguard fund may contribute to Vanguard's capitalization.


  At August 31, 2002, each Fund had contributed capital to Vanguard as follows:


                              CAPITAL CONTRIBUTED  % OF FUND NET % OF VANGUARD'S
FUND                                  TO VANGUARD      ASSETS    CAPITALIZATION
Prime Money Market Fund .....         $10,635,000       0.02%        10.63%
Federal Money Market Fund ...           1,329,000       0.02          1.33
Treasury Money Market Fund ..             938,000       0.02          0.94
Admiral Treasury Money Market Fund      1,947,000       0.02          1.95

  MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the funds by third parties.


  DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the funds in the Group. The principal distribution expenses are for advertising, promotional materials and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of Vanguard. The trustees review and approve the amount to be spent annually on distribution activities, and the manner and amount to be spent on each fund. The trustees also determine whether to organize new investment companies.

  One half of the distribution expenses of a marketing and promotional nature is allocated among the funds based upon relative net assets. The remaining one half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a Group; provided, however, that no fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of average distribution expense rate for The Vanguard Group, and that no fund shall incur annual distribution expenses in excess of 0.20 of 1% of its average month-end net assets.


  During the fiscal years ended November 30, 1999 and 2000, the fiscal period ended August 31, 2001, and the fiscal year ended August 31, 2002, the Prime, Federal, and Treasury Money Market Funds incurred the following approximate amounts of Vanguard's management and administrative (including transfer agency), distribution, and marketing expenses:

                                                           FISCAL PERIOD      FISCAL YEAR
FUND                                1999          2000  ENDED 8/31/2001*  ENDED 8/31/2002
------------------------------------------------------------------------------------------
Prime Money Market Fund     $117,556,000  $138,239,000      $118,377,000     $162,766,000
Federal Money Market Fund     14,996,000    16,974,000      $14,074,000      $ 22,095,000
Treasury Money Market Fund    13,619,000    13,428,000      $10,109,000      $ 15,094,000

 *The Funds' fiscal year-end changed from November 30 to August 31, effective August 31, 2001.


  During the fiscal years ended January 31, 2000 and 2001, the fiscal period ended August 31, 2001, and the fiscal year ended August 31, 2002, the Admiral Treasury Money Market Fund incurred the following approximate amounts of
Vanguard's management and administrative (including transfer agency), distribution, and marketing expenses:

                                                                FISCAL PERIOD      FISCAL YEAR
FUND                                     1999          2000  ENDED 8/31/2001*  ENDED 8/31/2002
----------------------------------------------------------------------------------------------
Admiral Treasury Money Market Fund  $7,482,000   $8,142,000        $5,659,000      $11,961,000

*The Fund's fiscal year-end changed from January 31 to August 31, effective August 31, 2001.


  INVESTMENT ADVISORY SERVICES. Vanguard also provides the Funds and several other Vanguard funds with investment advisory services. These services are provided on an at-cost basis from an experienced investment management staff employed directly by Vanguard.


  During the fiscal years ended November 30, 1999 and 2000, the fiscal period ended August 31, 2001, and the fiscal year ended August 31, 2002, the Prime, Federal, and Treasury Money Market Funds incurred the following approximate amounts of The Vanguard Group's expenses relating to investment advisory services.

FUND                                                                                             FISCAL PERIOD ENDED FISCAL YEAR END
----
Prime Money Market Fund                                                 $4,718,000   $5,045,000
Federal Money Market Fund                                                  584,000      613,000
Treasury Money Market Fund                                                 535,000      500,000


 *The Funds' fiscal year-end changed from November 30 to August 31, effective August 31, 2001.


  During the fiscal years ended January 31, 2000 and 2001, the fiscal period ended August 31, 2001, and the fiscal year ended August 31, 2002, the Admiral Treasury Money Market Fund incurred the following approximate amounts of The Vanguard Group's expenses relating to investment advisory services.

                                                                FISCAL PERIOD      FISCAL YEAR
FUND                                     1999         2000   ENDED 8/31/2001*  ENDED 8/31/2002
----------------------------------------------------------------------------------------------
Prime Money Market Fund            $4,718,000   $5,045,000         $4,977,000       $7,141,000
Federal Money Market Fund             584,000      613,000            567,000          904,000
Treasury Money Market Fund            535,000      500,000            414,000          619,000

 *The Fund's fiscal year-end changed from January 31 to August 31, effective August 31, 2001.


  BOARD REVIEW OF INVESTMENT ADVISORY ARRANGEMENTS. Each Fund's board of trustees oversees each Fund's management and performance on a continuous basis, and the board determines annually whether to approve and renew the Fund's investment advisory agreement. Vanguard provides the board with monthly, quarterly, and annual analyses of the adviser's performance. In addition, the investment adviser provides the board with quarterly self-evaluations and certain other information the board deems important to evaluate the short- and long-term performance of the adviser. Each Fund's portfolio managers meet with the board periodically to discuss the management and performance of the Fund.


 When considering whether to renew an investment advisory contract, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include: the nature, extent, and quality of the advisory services provided as well as other material facts, such as the investment performance of the Fund's assets managed by the adviser and the fair market value of the services provided. The board reviews and considers the extent to which the adviser has realized or will realize economies of scale as the Fund grows. Additional information is provided to the board detailing other sources of revenue to the adviser or its affiliates from its relationship with the Fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant, and the adviser's control of the investment expenses of the Fund, such as transaction costs, including ways in which portfolio transactions for the Fund are conducted and brokers are selected.


 The board also reviews the investment performance of each Fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of expense ratios of, and advisory fees paid by, similar funds. The following table reflects a sample of the most recent data for each Fund:



                                               AVERAGE ANNUAL RETURN (BEFORE TAXES)                 ADVISORY FEES
                                                                                                  EXPRESSED AS AN
                                                                                                 ANNUAL EFFECTIVE
                                   1 YEAR ENDED  5 YEARS ENDED  10 YEARS ENDED                 RATE OF THE FUNDS'
                                      8/31/2002      8/31/2002       8/31/2002  EXPENSE RATIO  AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------------------------------
VANGUARD PRIME MONEY
 MARKET FUND INVESTOR SHARES              2.09%          4.76%           4.67%          0.33%                0.02%
 Salomon Smith Barney 3-Month
 Treasury Bill Index                      2.12%          4.54%           4.55%            N/A                  N/A
 Average Money Market Fund*               1.41%          4.16%           4.13%          0.89%               0.302%
--------------------------------------------------------------------------------------------------------------------
VANGUARD PRIME MONEY
 MARKET FUND INSTITUTIONAL SHARES         2.31%          4.96%           4.85%          0.11%                0.02%
 Salomon Smith Barney 3-Month
 Treasury Bill Index                      2.12%          4.54%           4.55%            N/A                  N/A
 Average Institutional Money              1.89%          4.63%           4.55%          0.42%               0.173%
 Market Fund*
--------------------------------------------------------------------------------------------------------------------
VANGUARD FEDERAL MONEY
 MARKET FUND                              2.12%          4.72%           4.62%          0.33%                0.02%
 Salomon Smith Barney 3-Month
 Treasury Bill Index                      2.12%          4.54%           4.55%            N/A                  N/A
 Average Government Money                 1.46%          4.19%           4.12%          0.75%               0.299%
 Market Fund*
--------------------------------------------------------------------------------------------------------------------
VANGUARD TREASURY MONEY
 MARKET FUND                              1.98%          4.42%           4.37%          0.33%                0.02%
 Salomon Smith Barney 3-Month
 Treasury Bill Index                      2.12%          4.54%           4.55%            N/A                  N/A
 iMoneyNet Money Fund Report's
 Average 100% Treasury Fund               1.60%          4.05%           4.04%            N/A                  N/A
 Average U.S. Treasury Money              1.39%          4.01%           4.03%          0.77%               0.278%
 Market Fund*
--------------------------------------------------------------------------------------------------------------------
VANGUARD ADMIRAL TREASURY MONEY
 MARKET FUND                              2.15%          4.60%         4.59%**          0.14%                0.02%
 Salomon Smith Barney 3-Month
 Treasury Bill Index                      2.12%          4.54%         4.55%**            N/A                  N/A
 iMoneyNet Money Fund Report's
 Average 100% Treasury Fund               1.60%          4.05%         4.04%**            N/A                  N/A
 Average U.S. Treasury Money              1.39%          4.01%         4.03%**          0.77%               0.278%
 Market Fund*
--------------------------------------------------------------------------------------------------------------------
 *Derived  from data  provided  by Lipper  Inc.  **Since  inception  date of the
Fund--December 14, 1992.

OFFICERS AND TRUSTEES


  The officers of the Funds manage their day-to-day operations under the direction of the Funds' board of trustees. The trustees set broad policies for the Funds and choose the Funds' officers. Each trustee serves each Fund until its termination; until the trustee's retirement, resignation, death; or otherwise as specified in the Trusts' organizational documents. Any trustee may be removed at a meeting of shareholders by a vote representing two-thirds of the total net asset value of all shares of the Funds. Each trustee also serves as a director of The Vanguard Group, Inc.


  The following chart shows information for each trustee and executive officer of the Funds. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         NUMBER OF
                                                                                                                         VANGUARD
                                                                                                                           FUNDS
                                   POSITION(S)                                                                          OVERSEEN BY
                                   HELD WITH              TRUSTEE/            PRINCIPAL OCCUPATION(S) DURING              TRUSTEE/
NAME, YEAR OF BIRTH                  FUND              OFFICER SINCE              THE PAST FIVE YEARS                     OFFICER
-----------------------------------------------------------------------------------------------------------------------------------

Rajiv L. Gupta                 Trustee                  December, 2001       Chairman and Chief Executive Officer                90
(1945)                                                                       (since October, 1999), Vice Chairman
                                                                             (January-September 1999),and Vice
                                                                             President (prior to September, 1999) of
                                                                             Rohm and Haas Co.(chemicals); Director
                                                                             of Technitrol, Inc. (electronic components)
                                                                             and AgereSystems (communication
                                                                             components); Board Member of
                                                                             American Chemistry Council; Trustee of
                                                                             Drexel University.



JoAnn Heffernan Heisen         Trustee                    July, 1998         Vice President, Chief Information Officer, and     112
(1950)                                                                       Member of the Executive Committee of
                                                                             Johnson & Johnson (pharmaceuticals/
                                                                             consumer products); Director of the Medical
                                                                             Center at Princeton and Women's Research
                                                                             and Education Institute.


Burton G. Malkiel              Trustee                    May, 1977          Chemical Bank Chairman's Professor of              110
(1932)                                                                       Economics, Princeton University; Director of
                                                                             Vanguard Investment Series plc (Irish investment
                                                                             fund) since November, 2001, Vanguard Group
                                                                             (Ireland) Limited (Irish investment
                                                                             management firm) since November, 2001,
                                                                             Prudential Insurance Co. of America, BKF
                                                                             Capital (investment management), The Jeffrey
                                                                             Co. (holding company), and NeuVis, Inc.
                                                                             (software company).
                                      B-19

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         NUMBER OF
                                                                                                                         VANGUARD
                                                                                                                           FUNDS
                                   POSITION(S)                                                                          OVERSEEN BY
                                   HELD WITH              TRUSTEE/            PRINCIPAL OCCUPATION(S) DURING              TRUSTEE/
NAME, YEAR OF BIRTH                  FUND              OFFICER SINCE              THE PAST FIVE YEARS                     OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
Alfred M. Rankin, Jr.          Trustee                  January, 1993        Chairman, President, Chief Executive               112
(1941)                                                                       Officer, and Director of NACCO Industries,
                                                                             Inc. (forklifttrucks/housewares/lignite);
                                                                             Director of Goodrich Corporation.
                                                                             (industrialproducts/aircraft systems and
                                                                             services). Director of the Standard
                                                                             Products Company (supplier for
                                                                             automotive industry) until1998.
J. Lawrence Wilson             Trustee                   April, 1985         Retired Chairman and Chief Executive               112
(1936)                                                                       Officer of Rohm and Haas Co. (chemicals);
                                                                             Director of Cummins Inc. (diesel engines),
                                                                             The Mead Corp. (paper products), and
                                                                             AmerisourceBergen Corp. (pharmaceutical
                                                                             distribution); Trustee of Vanderbilt
                                                                             University.
-----------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
R. Gregory Barton*             Secretary                  June, 2001         Managing Director and General Counsel              112
(1951)                                                                       of The Vanguard Group, Inc. (since
                                                                             September, 1997); Secretary of The
                                                                             Vanguard Group, Inc. and of each of the
                                                                             investment companies served by The
                                                                             Vanguard Group, Inc. (since June, 2001);
                                                                             Principal of The Vanguard Group, Inc.
                                                                             (prior to September, 1997).


Thomas J. Higgins*             Treasurer                  July, 1998         Principal of The Vanguard Group, Inc.;             112
(1957)                                                                       Treasurer of each of the
                                                                             investment companies served by The
                                                                             Vanguard Group, Inc. (since July, 1998).
-----------------------------------------------------------------------------------------------------------------------------------

*Officers of the Fund are "Interested persons" as defined in the 1940 Act.

  Mr. Ellis is a Senior Advisor to Greenwich Associates, a firm that consults on business strategy to professional financial services organizations in markets around the world. A large number of financial service providers, including The Vanguard Group, Inc., subscribe to programs of research-based consulting. During 2001 and 2002, Vanguard paid Greenwich subscription fees amounting to less than $175,000 over each Fund's past two fiscal years. Vanguard's subscription rates are similar to those of other subscribers.


  Board Committees: Each Fund's board has the following committees:

- Audit Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, and the independent audits of the Funds and The Vanguard Group, Inc. All independent trustees serve as members of the committee. The committee held two meetings during the Funds' last fiscal year.

- Compensation Committee: This committee oversees the compensation programs established by the Funds and The Vanguard Group, Inc., for the benefit of their employees, officers, and trustees/directors. All independent trustees serve as members of the committee. The committee held two meetings during the Funds' last fiscal year.

- Nominating Committee: This committee nominates candidates for election to the board of directors of The Vanguard Group, Inc., and the board of trustees of the Funds (collectively, the "Vanguard boards"). The committee also has the authority to recommend the removal of any director or trustee from the Vanguard boards. All independent trustees serve as members of the committee. The committee held two meetings during the Funds' last fiscal year.


  The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Mr. Wilson, Chairman of the Committee.

TRUSTEES' OWNERSHIP OF FUND SHARES


  All trustees allocate their investments among the various Vanguard funds based on their own investment needs. The following table shows each trustee's ownership of shares of the Funds and of all Vanguard funds served by the trustee as of December 31, 2001. As a group, the Funds' trustees and officers own less than 1% of the outstanding shares of each Fund.


                         VANGUARD MONEY MARKET RESERVES

                                                       DOLLAR RANGE OF    AGGREGATE DOLLAR RANGE OF
NAME OF FUND                  NAME OF TRUSTEE         FUND SHARES OWNED      VANGUARD FUND SHARES
                                                          BY TRUSTEE          OWNED BY TRUSTEE
------------------------------------------------------------------------------------------------------
VANGUARD FEDERAL MONEY
MARKET FUND                   John J. Brennan                None               Over $100,000
                              Charles D. Ellis               None               Over $100,000
                              Rajiv L. Gupta                 None               Over $100,000
                              JoAnn Heffernan Heisen         None               Over $100,000
                              Burton G. Malkiel              None               Over $100,000
                              Alfred M. Rankin, Jr.          None               Over $100,000
                              J. Lawrence Wilson       $10,00 --$50,000         Over $100,000


VANGUARD PRIME MONEY
MARKET FUND                   John J. Brennan            $1--$10,000            Over $100,000
                              Charles D. Ellis               None               Over $100,000
                              Rajiv L. Gupta                 None               Over $100,000
                              JoAnn Heffernan Heisen     $1--$10,000            Over $100,000
                              Burton G. Malkiel              None               Over $100,000
                              Alfred M. Rankin, Jr.          None               Over $100,000
                              J. Lawrence Wilson         $1--$10,000            Over $100,000



                             VANGUARD TREASURY FUND

                                                 DOLLAR RANGE OF    AGGREGATE DOLLAR RANGE OF
NAME OF FUND            NAME OF TRUSTEE         FUND SHARES OWNED      VANGUARD FUND SHARES
                                                    BY TRUSTEE          OWNED BY TRUSTEE
------------------------------------------------------------------------------------------------
VANGUARD TREASURY
MONEY
MARKET FUND             John J. Brennan                None               Over $100,000
                        Charles D. Ellis               None               Over $100,000
                        Rajiv L. Gupta                 None               Over $100,000
                        JoAnn Heffernan Heisen         None               Over $100,000
                        Burton G. Malkiel              None               Over $100,000
                        Alfred M. Rankin, Jr.          None               Over $100,000
                        J. Lawrence Wilson        Over $100,000           Over $100,000

                             VANGUARD ADMIRAL FUNDS

                                                 DOLLAR RANGE OF    AGGREGATE DOLLAR RANGE OF
NAME OF FUND            NAME OF TRUSTEE         FUND SHARES OWNED      VANGUARD FUND SHARES
                                                    BY TRUSTEE          OWNED BY TRUSTEE
------------------------------------------------------------------------------------------------
VANGUARD ADMIRAL
TREASURY
MONEY MARKET FUND       John J. Brennan                None               Over $100,000
                        Charles D. Ellis               None               Over $100,000
                        Rajiv L. Gupta                 None               Over $100,000
                        JoAnn Heffernan Heisen         None               Over $100,000
                        Burton G. Malkiel              None               Over $100,000
                        Alfred M. Rankin, Jr.          None               Over $100,000
                        J. Lawrence Wilson             None               Over $100,000





TRUSTEE COMPENSATION


  The same individuals serve as trustees of all Vanguard funds (with three exceptions, which are noted in the tables appearing on pages B-23 and B-24), and each fund pays a proportionate share of the trustees' compensation. The funds employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the funds.


  INDEPENDENT TRUSTEES. The funds compensate their independent trustees--that is, the ones who are not also officers of the funds--in three ways:

- The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.

- The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.

- Upon retirement (after attaining age 65 and completing five years of service), the independent trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate account arrangement. As of January 1, 2001, the opening balance of each eligible trustee's separate account was generally equal to the net present value of the benefits he or she accrued under the trustees' former retirement plan. Each eligible trustee's separate account will be credited annually with interest at a rate of 7.5% until the trustee receives his or her final distribution. Those independent trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.


  "INTERESTED" TRUSTEE. Mr. Brennan serves as a trustee, but is not paid in this capacity. He is however, paid in his role as officer of The Vanguard Group, Inc.


  COMPENSATION TABLE. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by each Fund for each trustee. In addition, the table shows the total amount of benefits that we expect each trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each trustee by all Vanguard funds.

                         VANGUARD MONEY MARKET RESERVES
                               COMPENSATION TABLE



                                            PENSION OR
                                            RETIREMENT                         TOTAL
                                             BENEFITS                      COMPENSATION
                             AGGREGATE      ACCRUED AS       ACCRUED         FROM ALL
                            COMPENSATION   PART OF THIS      RETIREMENT      VANGUARD
                             FROM THIS        FUND'S         BENEFIT AT    FUNDS PAID TO
NAME OF TRUSTEE               FUND(1)      EXPENSES(1)    JANUARY 1, 2002   TRUSTEE(2)
-------------------------------------------------------------------------------------------
John J. Brennan                None           None              None              None
Charles D. Ellis             $9,550           None              None          $104,000
Rajiv L. Gupta(4) . .         6,367           None              None              None
JoAnn Heffernan Heisen        9,550           $175            $2,992           104,000
Bruce K. MacLaury(5)          3,030            179             7,818            99,000
Burton G. Malkiel             9,594            671             9,799           104,000
Alfred M. Rankin, Jr.         9,550            342             5,000           104,000
James O. Welch, Jr.(5)        3,183            224             9,772           104,000
J. Lawrence Wilson           10,930            497             7,266           119,000

---------
(1) The amounts shown in this column are based on the Funds' fiscal year ended August 31, 2002.
(2) Each trustee is eligible to receive retirement benefits only after completing at least 5 years (60 consecutive months) of service as a trustee for the Vanguard funds. The annual retirement benefit will be paid in monthly installments, beginning with the month following the trustee's retirement from service, and will cease after 10 years of payments (120 monthly installments). Trustees who began their service on or after January 1, 2001, are not eligible to participate in the retirement benefit plan.
(3) The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 109 Vanguard funds (107 in the case of Mr. Malkiel; 89 in the case of Mr. MacLaury; and 87 in the case of Mr. Gupta) for the 2001 calendar year.
(4) Mr. Gupta joined the Funds' board on December 31, 2001.
(5) Mr. MacLaury and Mr. Welch retired from the Funds' board on December 31,
 2001.

                             VANGUARD TREASURY FUND
                               COMPENSATION TABLE


                                            PENSION OR
                                            RETIREMENT                         TOTAL
                                             BENEFITS                      COMPENSATION
                             AGGREGATE      ACCRUED AS       ACCRUED         FROM ALL
                            COMPENSATION   PART OF THIS      RETIREMENT      VANGUARD
                             FROM THIS        FUND'S         BENEFIT AT    FUNDS PAID TO
NAME OF TRUSTEE               FUND(1)      EXPENSES(1)    JANUARY 1, 2002   TRUSTEE(2)
-------------------------------------------------------------------------------------------
John J. Brennan                  None          None             None               None
Charles D. Ellis                 $778          None             None           $104,000
Rajiv L. Gupta(4) . .             519          None             None               None
JoAnn Heffernan Heisen            778           $14           $2,992            104,000
Bruce K. MacLaury(5)              247            15            7,818             99,000
Burton G. Malkiel                 782            55            9,799            104,000
Alfred M. Rankin, Jr.             778            28            5,000            104,000
James O. Welch, Jr.(5)            259            18            9,772            104,000
J. Lawrence Wilson                890            40            7,266            119,000

---------
(1) The amounts shown in this column are based on the Fund's fiscal year ended August 31, 2002.
(2) Each trustee is eligible to receive retirement benefits only after completing at least 5 years (60 consecutive months) of service as a trustee for the Vanguard funds. The annual retirement benefit will be paid in monthly installments, beginning with the month following the trustee's retirement from service, and will cease after 10 years of payments (120 monthly installments). Trustees who began their service on or after January 1, 2001, are not eligible to participate in the retirement benefit plan.
(3) The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 109 Vanguard funds (107 in the case of Mr. Malkiel; 89 in the case of Mr. MacLaury; and 87 in the case of Mr. Gupta) for the 2001 calendar year.
(4) Mr. Gupta joined the Fund's board on December 31, 2001.
(5) Mr. MacLaury and Mr. Welch retired from the Fund's board on December 31,
 2001.

                             VANGUARD ADMIRAL FUNDS
                               COMPENSATION TABLE



                                            PENSION OR
                                            RETIREMENT                         TOTAL
                                             BENEFITS                      COMPENSATION
                             AGGREGATE      ACCRUED AS       ACCRUED         FROM ALL
                            COMPENSATION   PART OF THIS      RETIREMENT      VANGUARD
                             FROM THIS        FUND'S         BENEFIT AT    FUNDS PAID TO
NAME OF TRUSTEE               FUND(1)      EXPENSES(1)    JANUARY 1, 2002   TRUSTEE(2)
-------------------------------------------------------------------------------------------
John J. Brennan                   None           None              None           None
Charles D. Ellis                $1,262           None              None       $104,000
Rajiv L. Gupta(4) . .              841           None              None           None
JoAnn Heffernan Heisen           1,262            $23            $2,992        104,000
Bruce K. MacLaury(5)               400             24             7,818         99,000
Burton G. Malkiel                1,268             89             9,799        104,000
Alfred M. Rankin, Jr.            1,262             45             5,000        104,000
James O. Welch, Jr.(5)             421             30             9,772        104,000
J. Lawrence Wilson               1,445             65             7,266        119,000

---------
(1) The amounts shown in this column are based on the Fund's fiscal year ended August 31, 2002.
(2) Each trustee is eligible to receive retirement benefits only after completing at least 5 years (60 consecutive months) of service as a trustee for the Vanguard funds. The annual retirement benefit will be paid in monthly installments, beginning with the month following the trustee's retirement from service, and will cease after 10 years of payments (120 monthly installments). Trustees who began their service on or after January 1, 2001, are not eligible to participate in the retirement benefit plan.
(3) The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 109 Vanguard funds (107 in the case of Mr. Malkiel; 89 in the case of Mr. MacLaury; and 87 in the case of Mr. Gupta) for the 2001 calendar year.
(4) Mr. Gupta joined the Fund's board on December 31, 2001.
(5) Mr. MacLaury and Mr. Welch retired from the Fund's board on December 31,
 2001.



                              FINANCIAL STATEMENTS


  Each Fund's financial statements for the fiscal year ended August 31, 2002, appearing in the Funds' 2002 Annual Report to Shareholders, and the report thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Funds' Annual Report to Shareholders, which may be obtained without charge.


                      DESCRIPTION OF SECURITIES AND RATINGS


A-1 AND PRIME-1 COMMERCIAL PAPER RATINGS


  Commercial paper rated A-1 by Standard & Poor's Corporation (S&P) has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is A-1, A-2, or A-3. The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. (Moody's). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

BOND RATINGS


  Bonds rated AA by S&P's are judged by S&P to be high-grade obligations, and in the majority of instances differ only in small degrees from issues rated AAA (the AA rating may be modified by the addition of a plus or minus sign to show relative standing with the AA category). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger. Moody's also supplies numerical indicators, 1, 2, and 3, to the Aa rating category. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking toward the lower end of the category.


VARIABLE AMOUNT MASTER DEMAND NOTES


  Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to an arrangement between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable amount master demand notes are direct lending arrangements between a lender and a borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with a Fund's investment in variable amount master demand notes, Vanguard's investment management staff will monitor, on an ongoing basis, the earning power, cash flow and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand.


U.S. GOVERNMENT SECURITIES


  As used in the Funds' prospectus, the term "U.S. Government Securities" refers to a variety of securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, or by various instrumentalities which have been established or sponsored by the United States Government. The term also refers to "repurchase agreements" collateralized by such securities.


  U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and the U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.


  Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority.


  An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and the Federal National Mortgage Association.


REPURCHASE AGREEMENTS


  Repurchase agreements are transactions by which a person purchases a security and simultaneously commits to resell that security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.


  The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Fund and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. While the Funds' management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.


EURODOLLAR AND YANKEE OBLIGATIONS


  Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.


  Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. However, Eurodollar and Yankee obligations will undergo the same credit analysis as domestic issues in which the Prime Money Market Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Prime Money Market Fund.

                               COMPARATIVE INDEXES


  Each of the investment company members of The Vanguard Group, including Vanguard Money Market Funds, may from time to time use one or more of the following unmanaged indexes for comparative performance purposes.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

STANDARD & POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

WILSHIRE 5000 TOTAL MARKET INDEX--consists of more than 5,700 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 EQUITY INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard and Poor's 500 Index.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

RUSSELL 3000 STOCK INDEX--a diversified portfolio of approximately 3,000 common stocks accounting for over 90% of the market value of publicly traded stocks in the U.S.

RUSSELL 2000 STOCK INDEX--composed of the 2,000 smallest stocks contained in the Russell 3000, representing approximately 7% of the Russell 3000 total market capitalization.

RUSSELL 2000 VALUE INDEX--contains stocks from the Russell 2000 Index with a less-than-average growth orientation.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX--is an arithmetic, market value-weighted average of the performance of over 1,000 securities listed on the stock exchanges of countries in Europe, Australia, Asia, and the Far East.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury securities with maturities of ten years or greater.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX--consists of over 4,500 U.S. Treasury, Agency and investment grade corporate bonds.

LEHMAN BROTHERS CREDIT (BAA) BOND INDEX--all publicly offered fixed-rate, nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than one year and with more than $100 million outstanding. This index includes over 1,500 issues.

LEHMAN BROTHERS LONG CREDIT BOND INDEX--is a subset of the Lehman Brothers Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa, with at least $100 million principal outstanding and maturity greater than ten years.

BOND BUYER MUNICIPAL BOND INDEX--is a yield index on current coupon high-grade general obligation municipal bonds.

STANDARD & POOR'S PREFERRED INDEX--is a yield index based upon the average yield of four high-grade, non-callable preferred stock issues.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE  INDEX--70%  Standard  & Poor's  500 Index and 30%  NASDAQ  Industrial
Index.

COMPOSITE INDEX--65% Standard & Poor's 500 Index and 35% Lehman Brothers Long Credit AA or Better Bond Index.

COMPOSITE INDEX--65% Lehman Brothers Long Credit A or Better Bond Index, 26% S&P/BARRA Value Index, 4.5% S&P Utilities Index and 4.5% S&P Integrated Telecommunication Services Index.

LEHMAN  BROTHERS LONG CREDIT AA OR BETTER BOND  INDEX--consists  of all publicly
issued,  fixed  rate,  nonconvertible   investment  grade,   dollar-denominated,
SEC-registered corporate debt rated AA or AAA.

LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated Baa- or better. The Index has a market value of over $5 trillion.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CREDIT INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities between one and five years. The index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CREDIT INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between five and ten years. The index has a market value of over $800 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CREDIT INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities greater than ten years. The index has a market value of over $1.1 trillion.

LIPPER AVERAGE SMALL-CAP GROWTH FUND--a fund that by prospectus or portfolio invests primarily in growth companies with market capitalizations less than $1 billion at the time of purchase.

LIPPER AVERAGE BALANCED FUND--an industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Inc.


LIPPER AVERAGE MONEY MARKET FUND--an industry benchmark of average money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER AVERAGE INSTITUTIONAL MONEY MARKET FUND--an industry benchmark of average
institutional  money  market  funds  with  similar  investment   objectives  and
policies, as measured by Lipper Inc.

LIPPER AVERAGE GOVERNMENT MONEY MARKET FUND--an industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER AVERAGE TREASURY MONEY MARKET FUND--an industry benchmark of average treasury money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER AVERAGE GENERAL EQUITY FUND--an industry benchmark of average general equity funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER AVERAGE FIXED INCOME FUND--an industry benchmark of average fixed income funds with similar investment objectives and policies, as measured by Lipper Inc.

SALOMON SMITH BARNEY 3-MONTH TREASURY BILL INDEX--tracks the performance of short- term U.S. government debt instruments.

iMONEYNET MONEY FUND REPORT'S AVERAGE 100% TREASURY FUND--contains weekly summary asset, yield, average maturity, and portfolio holdings data for the industry benchmark Money Fund Report Averages.



                                                                   SAI030 122002